UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

Common Stocks 97.57%

	Shares	Value ($)
Consumer Discretionary 22.54%
Auto Components 6.23%
Aisan Industry Co. Ltd.	8,600	84,988
Aisin Seiki Co. Ltd.	10,900	417,141
Bridgestone Corp.	116,700	3,977,740
Denso Corp.	46,200	2,166,814
Kasai Kogyo Co. Ltd.	30,000	154,282
Koito Manufacturing Co. Ltd.	18,000	343,966
NGK Spark Plug Co. Ltd.	39,000	781,043
NHK Spring Co. Ltd.	70,000	811,776
Piolax, Inc.	12,900	313,356
Press Kogyo Co. Ltd.	36,000	153,562
Sanden Corp.	19,000	74,914
Sumitomo Rubber Industries Ltd.	47,200	772,029
Tachi-S Co. Ltd.	31,600	422,522
Yokohama Rubber Co. Ltd.	13,000	130,699
Yorozu Corp.	18,100	300,926

		10,905,758
Automobiles 7.17%
Daihatsu Motor Co. Ltd.	38,000	720,380
Fuji Heavy Industries Ltd.	121,000	2,983,593
Honda Motor Co. Ltd.	87,000	3,232,961
Isuzu Motors Ltd.	106,000	725,834
Nissan Motor Co. Ltd.	111,300	1,128,011
Suzuki Motor Corp.	6,200	142,986
Toyota Motor Corp.	60,000	3,622,877

		12,556,642
Distributors 0.13%
Paltac Corp.	16,800	223,314

Diversified Consumer Services 0.14%
Step Co. Ltd.	10,500	88,482
Take And Give Needs Co. Ltd.	743	165,661

		254,143

	Shares	Value ($)
Hotels, Restaurants & Leisure 0.74%
Doutor Nichires Holdings Co. Ltd.	5,700	80,251
H.I.S. Co. Ltd.	3,400	145,183
Oriental Land Co. Ltd.	5,500	850,727
Tosho Co. Ltd.	17,700	221,875

		1,298,036
Household Durables 2.85%
Fujitsu General Ltd.	9,000	87,576
Hajime Construction Co. Ltd.	3,000	166,989
Panasonic Corp. *	50,800	408,282
Sekisui House Ltd.	161,000	2,328,180
Sony Corp.	94,500	1,999,486

		4,990,513
Internet & Catalog Retail 0.99%
ASKUL Corp.	19,100	351,581
Rakuten, Inc.	99,800	1,180,486
Start Today Co. Ltd.	10,800	211,270

		1,743,337
Leisure Equipment & Products 0.62%
Shimano, Inc.	5,900	500,922
Tamron Co. Ltd.	6,900	144,369
Yamaha Corp.	38,000	435,692

		1,080,983
Media 1.38%
CyberAgent, Inc.	102	195,420
Fuji Media Holdings, Inc.	84	169,704
Kadokawa Group Holdings, Inc.	20,800	665,906
Nippon Television Network Corp.	10,200	186,574
Septeni Holdings Co. Ltd.	114	129,210
SKY Perfect JSAT Holdings, Inc.	810	370,528

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
TV Asahi Corp.	32,700	709,018

		2,426,360
Multiline Retail 0.72%
Isetan Mitsukoshi Holdings Ltd.	31,500	418,339
Izumi Co. Ltd.	1,900	51,326
J Front Retailing Co. Ltd.	52,000	414,779
Ryohin Keikaku Co. Ltd.	4,500	369,357

		1,253,801
Specialty Retail 1.57%
Alpen Co. Ltd.	8,200	157,757
AOYAMA Trading Co. Ltd.	7,300	193,009
Arc Land Sakamoto Co. Ltd.	11,600	179,665
Bookoff Corp.	11,800	83,120
DCM Holdings Co. Ltd.	30,300	238,008
Fast Retailing Co. Ltd.	600	202,393
Jin Co. Ltd.	2,000	95,797
K’s Holdings Corp.	5,800	184,224
Point, Inc.	7,100	336,765
Shimachu Co. Ltd.	7,100	174,115
United Arrows Ltd.	1,200	50,275
Xebio Co. Ltd.	41,800	856,445

		2,751,573

Total Consumer Discretionary		39,484,460
Consumer Staples 6.89%
Beverages 0.54%
Kirin Holdings Co. Ltd.	60,000	942,334

Food & Staples Retailing 3.40%
Arcs Co. Ltd.	4,900	95,802
Heiwado Co. Ltd.	9,700	163,649
Lawson, Inc.	6,900	526,675
Maxvalu Tokai Co. Ltd.	10,800	137,317

	Shares	Value ($)
Okuwa Co. Ltd.	12,000	122,354
Seven & I Holdings Co. Ltd.	121,100	4,426,896
Sugi Holdings Co. Ltd.	4,600	174,863
Welcia Holdings Co. Ltd.	6,750	309,344

		5,956,900
Food Products 1.09%
Ajinomoto Co., Inc.	56,000	822,169
Ariake Japan Co. Ltd.	8,700	212,478
Fuji Oil Co. Ltd.	10,200	176,885
Kewpie Corp.	11,500	170,030
Megmilk Snow Brand Co. Ltd.	9,600	142,959
Nippon Flour Mills Co. Ltd.	43,000	217,241
Nippon Suisan Kaisha Ltd. *	44,000	86,516
Nisshin Oillio Group Ltd.	22,000	80,670

		1,908,948
Household Products 0.56%
Unicharm Corp.	17,400	984,288

Tobacco 1.30%
Japan Tobacco, Inc.	64,700	2,286,722

Total Consumer Staples		12,079,192
Energy 0.80%
Energy Equipment & Services 0.17%
Modec, Inc.	10,300	301,368

Oil, Gas & Consumable Fuels 0.63%
INPEX Corp.	47	196,487
Itochu Enex Co. Ltd.	26,000	133,705
Japan Petroleum Exploration Co.	3,500	142,052
JX Holdings, Inc.	128,100	621,322

		1,093,566

Total Energy		1,394,934

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Financials 16.46%
Capital Markets 0.70%
Daiwa Securities Group, Inc.	131,000	1,100,483
Monex Group, Inc.	363	131,245

		1,231,728
Commercial Banks 9.99%
Bank of Kyoto Ltd.	18,000	150,107
Bank of Yokohama Ltd.	190,000	980,953
Chiba Bank Ltd.	130,000	886,176
Joyo Bank Ltd.	40,000	219,015
Keiyo Bank Ltd.	44,000	221,839
Mitsubishi UFJ Financial Group, Inc.	761,900	4,727,947
Mizuho Financial Group, Inc.	979,800	2,039,317
Resona Holdings, Inc.	429,700	2,092,870
Seven Bank Ltd.	58,800	213,455
Sumitomo Mitsui Financial Group, Inc.	110,700	5,079,316
Sumitomo Mitsui Trust Holdings, Inc.	93,000	434,219
Suruga Bank Ltd.	13,000	236,879
The Hiroshima Bank Ltd.	49,000	209,005

		17,491,098
Consumer Finance 0.37%
Credit Saison Co. Ltd.	16,700	419,164
Hitachi Capital Corp.	11,800	233,573

		652,737
Diversified Financial Services 2.35%
Fuyo General Lease Co. Ltd.	17,100	638,864
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,700	197,640
ORIX Corp.	239,800	3,276,931

		4,113,435
Insurance 0.81%
Dai-ichi Life Insurance Co. Ltd.	143	206,971

	Shares	Value ($)
LIFENET INSURANCE Co. *	19,600	160,113
Sony Financial Holdings, Inc.	28,300	447,173
T&D Holdings, Inc.	13,500	181,602
Tokio Marine Holdings, Inc.	13,500	428,144

		1,424,003
Real Estate Management & Development 2.24%
Daibiru Corp.	17,700	197,222
Mitsui Fudosan Co. Ltd.	6,000	176,501
Sumitomo Realty & Development Co. Ltd.	60,000	2,393,007
Tokyo Tatemono Co. Ltd.	28,000	233,241
Tokyu Land Corp.	100,000	917,690

		3,917,661

Total Financials		28,830,662
Health Care 3.69%
Health Care Equipment & Supplies 1.19%
Asahi Intecc Co. Ltd.	4,600	225,433
Hitachi Medical Corp.	11,000	140,247
Hogy Medical Co. Ltd.	5,000	286,322
Nikkiso Co. Ltd.	4,000	52,476
Sysmex Corp.	4,500	294,499
Terumo Corp.	21,800	1,084,862

		2,083,839
Health Care Providers & Services 0.22%
Ship Healthcare Holdings, Inc.	3,200	117,773
Tokai Corp/Gifu	2,600	73,455
Tsukui Corp.	20,100	193,560

		384,788
Pharmaceuticals 2.28%
Astellas Pharma, Inc.	21,900	1,192,612

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Chugai Pharmaceutical Co. Ltd.	28,200	584,638
Kyowa Hakko Kirin Co. Ltd.	35,000	395,989
Nichi-iko Pharmaceutical Co. Ltd.	9,600	207,052
Sawai Pharmaceutical Co. Ltd.	3,100	370,982
Seikagaku Corp.	17,600	213,180
Takeda Pharmaceutical Co. Ltd.	22,700	1,027,297

		3,991,750

Total Health Care		6,460,377
Industrials 23.84%
Air Freight & Logistics 0.54%
Kintetsu World Express, Inc.	4,600	184,377
Yamato Holdings Co. Ltd.	30,700	647,305
Yusen Logistics Co. Ltd.	12,100	109,565

		941,247
Airlines 0.54%
Japan Airlines Co. Ltd.	18,500	951,363

Building Products 2.43%
Asahi Glass Co. Ltd.	56,000	364,789
Bunka Shutter Co. Ltd.	32,000	169,947
Daikin Industries Ltd.	20,400	824,937
LIXIL Group Corp.	87,300	2,127,737
Nichias Corp.	19,000	119,742
Sanwa Holdings Corp.	72,000	388,424
Sekisui Jushi Corp.	11,000	135,316
Takasago Thermal Engineering Co. Ltd.	15,400	130,359

		4,261,251
Commercial Services & Supplies 0.80%
Daiseki Co. Ltd.	3,900	68,422
Moshi Moshi Hotline, Inc.	10,000	123,738

	Shares	Value ($)
Park24 Co. Ltd.	4,300	78,001
Sato Holdings Corp.	19,400	362,093
Secom Co. Ltd.	2,900	157,912
Sohgo Security Services Co. Ltd.	24,300	439,830
Toppan Printing Co. Ltd.	25,000	173,693

		1,403,689
Construction & Engineering 1.87%
JGC Corp.	15,000	539,988
Kajima Corp.	133,000	441,238
Kandenko Co. Ltd.	30,000	127,521
MIRAIT Holdings Corp.	21,800	195,118
Nippo Corp.	25,000	408,780
Obayashi Corp.	117,000	607,602
Taikisha Ltd.	3,600	88,571
Taisei Corp.	240,000	868,802

		3,277,620
Electrical Equipment 3.85%
Mabuchi Motor Co. Ltd.	3,400	181,711
Mitsubishi Electric Corp.	352,000	3,297,690
Nidec Corp.	10,000	697,797
Sumitomo Electric Industries Ltd.	214,600	2,566,574

		6,743,772
Industrial Conglomerates 0.34%
Toshiba Corp.	122,000	586,849

Machinery 7.74%
Daifuku Co. Ltd.	8,500	62,058
FANUC Corp.	5,000	725,036
Hino Motors Ltd.	15,000	220,252
Hitachi Zosen Corp.	591,500	835,038
Kitz Corp.	29,700	147,944
Komatsu Ltd.	35,200	813,935
Komori Corp.	12,500	145,714

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Kubota Corp.	122,000	1,771,166
Makino Milling Machine Co. Ltd.	40,000	234,758
Makita Corp.	22,100	1,194,505
Max Co. Ltd.	7,000	75,663
Mitsubishi Heavy Industries Ltd.	592,000	3,289,310
Nabtesco Corp.	7,000	145,620
Nippon Sharyo Ltd.	53,000	254,930
Nippon Thompson Co. Ltd.	54,000	278,068
NSK Ltd.	173,000	1,655,673
Oiles Corp.	21,600	446,389
ShinMaywa Industries Ltd.	49,000	382,116
SMC Corp.	3,200	644,469
Sumitomo Heavy Industries Ltd.	35,000	147,529
Tsubakimoto Chain Co.	15,000	88,866

		13,559,039
Marine 0.11%
Nippon Yusen K.K.	72,000	190,950

Professional Services 0.07%
Nihon M&A Center, Inc.	600	33,459
Temp Holdings Co. Ltd.	3,600	82,222

		115,681
Road & Rail 2.78%
East Japan Railway Co.	37,900	2,946,555
Hamakyorex Co. Ltd.	11,900	408,947
Hankyu Hanshin Holdings, Inc.	106,000	603,889
Hitachi Transport System Ltd.	11,100	182,968
Nippon Express Co. Ltd.	66,000	313,454
Seino Holdings Co. Ltd.	25,000	219,327

	Shares	Value ($)
Senko Co. Ltd.	39,000	199,295

		4,874,435
Trading Companies & Distributors 2.55%
Hanwa Co. Ltd.	57,000	216,688
ITOCHU Corp.	33,200	383,337
Marubeni Corp.	58,000	387,772
Mitsubishi Corp.	106,800	1,829,728
Mitsui & Co. Ltd.	60,300	757,633
MonotaRO Co. Ltd.	3,500	85,307
Nishio Rent All Co. Ltd.	8,600	172,056
Sumitomo Corp.	43,800	546,345
Trusco Nakayama Corp.	3,900	77,778

		4,456,644
Transportation Infrastructure 0.22%
Mitsubishi Logistics Corp.	28,000	391,065

Total Industrials		41,753,605
Information Technology 9.00%
Communications Equipment 0.29%
Hitachi Kokusai Electric, Inc.	43,000	516,000

Computers & Peripherals 0.08%
NEC Corp.	62,000	135,668

Electronic Equipment, Instruments & Components 5.90%
Alps Electric Co. Ltd.	31,100	232,711
Azbil Corp.	7,000	150,273
Canon Electronics, Inc.	4,300	78,650
Citizen Holdings Co. Ltd.	141,400	792,434
Hamamatsu Photonics K.K.	11,200	404,876
Hitachi High -Technologies Corp.	26,300	634,110
Hitachi Ltd.	651,000	4,181,833
Japan Aviation Electronics Industry Ltd.	25,000	242,018
Keyence Corp.	3,900	1,244,692

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Macnica, Inc.	16,900	383,420
Maruwa Co. Ltd/Aichi	4,500	152,119
Murata Manufacturing Co. Ltd.	2,800	213,171
Nichicon Corp.	17,500	168,007
Nihon Dempa Kogyo Co. Ltd.	6,100	57,389
Panasonic Industrial Devices SUNX Co. Ltd.	34,900	140,767
Siix Corp.	28,200	337,815
Taiyo Yuden Co. Ltd.	10,400	158,477
TDK Corp.	10,200	352,283
Yaskawa Electric Corp.	33,000	401,668

		10,326,713
Internet Software & Services 0.26%
F@N Communications, Inc.	7,100	193,959
Internet Initiative Japan, Inc.	3,500	134,887
Kakaku.com, Inc.	4,100	125,064

		453,910
IT Services 0.55%
GMO Payment Gateway, Inc.	4,500	96,350
IT Holdings Corp.	24,000	318,960
SCSK Corp.	19,900	384,121
Transcosmos, Inc.	10,500	158,958

		958,389
Office Electronics 1.18%
Canon, Inc.	51,200	1,681,597
Toshiba TEC Corp.	73,000	393,819

		2,075,416
Semiconductors & Semiconductor Equipment 0.07%
UT Holdings Co. Ltd.	28,000	114,068

	Shares	Value ($)
Software 0.67%
Capcom Co. Ltd.	15,400	249,233
Nintendo Co. Ltd.	5,500	648,883
OBIC Business Consultants Co. Ltd.	5,150	284,296

		1,182,412

Total Information Technology		15,762,576
Materials 8.87%
Chemicals 6.00%
ADEKA Corp.	8,700	89,308
Arakawa Chemical Industries Ltd.	17,100	149,377
C Uyemura & Co. Ltd.	3,800	157,131
Daicel Corp.	73,000	639,685
DIC Corp.	375,000	937,828
Hitachi Chemical Co. Ltd.	38,300	599,783
JSP Corp.	14,100	210,137
JSR Corp.	20,400	412,661
Kansai Paint Co. Ltd.	28,000	357,451
Kuraray Co. Ltd.	59,300	832,393
KUREHA Corp.	118,000	374,804
LINTEC Corp.	7,500	135,449
Mitsubishi Gas Chemical Co., Inc.	55,000	404,319
Nippon Shokubai Co. Ltd.	21,000	214,930
Nitto Denko Corp.	18,200	1,170,912
Sakai Chemical Industry Co. Ltd.	44,000	117,573
Shikoku Chemicals Corp.	22,000	148,595
Shin-Etsu Chemical Co. Ltd.	18,100	1,200,989
Showa Denko K.K.	226,000	298,539
Taiyo Holdings Co. Ltd.	8,000	258,949
Taiyo Nippon Sanso Corp.	59,000	408,730
Tokai Carbon Co. Ltd.	26,000	68,953

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Toray Industries, Inc.	119,000	770,388
Toyo Ink SC Holdings Co. Ltd.	82,000	405,161
Toyobo Co. Ltd.	95,000	144,654

		10,508,699
Containers & Packaging 0.15%
FP Corp.	3,800	262,733

Metals & Mining 2.48%
Asahi Holdings, Inc.	8,300	125,373
Chubu Steel Plate Co. Ltd.	31,700	110,914
Dowa Holdings Co. Ltd.	25,000	223,108
Furukawa-Sky Aluminum Corp.	48,000	130,685
Hitachi Metals Ltd.	24,000	270,095
JFE Holdings, Inc.	6,800	149,286
Kyoei Steel Ltd.	24,700	364,622
Nippon Steel & Sumitomo Metal Corp.	376,000	1,016,162
Osaka Steel Co. Ltd.	37,200	615,619
Sumitomo Metal Mining Co. Ltd.	95,000	1,059,544
Toho Zinc Co. Ltd.	43,000	123,580
Yamato Kogyo Co. Ltd.	5,100	156,081

		4,345,069
Paper & Forest Products 0.24%
Oji Holdings Corp.	104,000	419,487

Total Materials		15,535,988
Telecommunication Services 5.01%
Diversified Telecommunication Services 2.10%
Freebit Co. Ltd.	15,200	71,423
Nippon Telegraph and Telephone Corp.	69,100	3,606,445

		3,677,868

	Shares	Value ($)
Wireless Telecommunication Services 2.91%
KDDI Corp.	32,300	1,680,611
NTT DoCoMo, Inc.	1,073	1,667,276
Okinawa Cellular Telephone Co.	10,900	242,889
Softbank Corp.	25,800	1,506,422

		5,097,198

Total Telecommunication Services		8,775,066
Utilities 0.47%
Gas Utilities 0.47%
Tokyo Gas Co. Ltd.	149,000	824,648

Total Utilities		824,648
Total Common Stocks (Cost $129,827,249)		170,901,508

Total Investments 97.57% (Cost $129,827,249)		170,901,508

Other Assets less Liabilities 2.43%		4,262,702

Net Assets 100.00%		175,164,210

*	Non income-producing security.

Schedule of Investments (Unaudited)- The Japan Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$170,901,508	$—	$170,901,508

Total Investments	$—	$170,901,508	$—	$170,901,508

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of June 30, 2013

Common Stocks 86.04%

	Shares	Value ($)
Australia 2.95%
Diversified Consumer Services 1.83%
Invocare Ltd.	16,811	174,450

Real Estate Management & Development 1.12%
Lend Lease Group	14,012	106,339

Total Australia		280,789
China 9.00%
Health Care Providers & Services 2.56%
Sinopharm Group Co. Ltd.—H Shares	97,200	243,621

Insurance 1.45%
China Pacific Insurance Group Co. Ltd.—H Shares	43,800	138,678

Internet Software & Services 3.51%
Tencent Holdings Ltd.	8,500	334,530

Oil, Gas & Consumable Fuels 1.48%
Kunlun Energy Co. Ltd.	80,000	141,160

Total China		857,989
Hong Kong 15.71%
Commercial Banks 3.30%
BOC Hong Kong Holdings Ltd.	103,000	314,570

Hotels, Restaurants & Leisure 4.81%
Galaxy Entertainment Group Ltd. *	41,000	197,856
Sands China Ltd.	55,600	261,116

		458,972
Insurance 2.05%
AIA Group Ltd.	46,400	194,999

Real Estate Investment Trusts (REITs) 2.61%
Link	50,838	248,505

Real Estate Management & Development 1.69%
New World Development Co. Ltd.	117,000	160,879

	Shares	Value ($)
Specialty Retail 1.25%
Luk Fook Holdings International Ltd.	52,000	119,171

Total Hong Kong		1,497,096
India 3.47%
Commercial Banks 2.21%
ICICI Bank Ltd., ADR	5,500	210,375

Construction & Engineering 1.26%
Larsen & Toubro Ltd., GDR, Reg—S Shares	5,126	120,512

Total India		330,887
Indonesia 5.90%
Automobiles 0.67%
Astra International Tbk PT	91,000	63,866

Commercial Banks 1.11%
Bank Mandiri Persero Tbk PT	117,500	105,896

Construction Materials 1.02%
Semen Indonesia Persero Tbk PT	56,500	96,638

Pharmaceuticals 1.12%
Kalbe Farma Tbk PT	745,500	107,086

Real Estate Management & Development 1.18%
Ciputra Development Tbk PT	829,500	112,492

Trading Companies & Distributors 0.80%
AKR Corporindo Tbk PT	143,500	76,305

Total Indonesia		562,283
Korea, Republic of 13.89%
Auto Components 2.49%
Hyundai Mobis	999	237,852

Semiconductors & Semiconductor Equipment 9.08%
Samsung Electronics Co. Ltd.	516	605,619

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Korea, Republic of (continued)
SK Hynix Inc. *	9,520	259,549

		865,168
Specialty Retail 1.14%
Kolao Holdings	4,230	$108,563

Textiles, Apparel & Luxury Goods 1.18%
Youngone Corp.	3,301	112,882

Total Korea, Republic of		1,324,465
Malaysia 5.43%
Commercial Banks 5.43%
Malayan Banking Bhd	73,000	240,261
RHB Capital Bhd	101,900	277,201

Total Malaysia		517,462
New Zealand 2.38%
Health Care Providers & Services 2.38%
Ryman Healthcare Ltd.	46,286	227,261

Total New Zealand		227,261
Philippines 7.25%
Commercial Banks 1.52%
Asia United Bank *	20,100	37,222
Metropolitan Bank & Trust	42,134	107,544

		144,766
Industrial Conglomerates 3.92%
Alliance Global Group, Inc.	226,900	121,381
DMCI Holdings, Inc.	88,490	105,259
SM Investments Corp.	6,010	147,684

		374,324
Real Estate Management & Development 1.81%
Ayala Land, Inc.	247,000	172,361

Total Philippines		691,451

	Shares	Value ($)
Singapore 1.43%
Hotels, Restaurants & Leisure 1.43%
Overseas Union Enterprise Ltd.	61,000	136,407

Total Singapore		136,407
Taiwan 9.13%
Capital Markets 1.33%
Yuanta Financial Holding Co. Ltd.	244,842	126,734

Diversified Consumer Services 1.19%
Lung Yen Life Service Corp.	35,000	113,870

Hotels, Restaurants & Leisure 1.51%
Formosa International Hotels Corp.	12,240	143,605

Leisure Equipment & Products 2.00%
Giant Manufacturing Co. Ltd.	27,718	190,389

Semiconductors & Semiconductor Equipment 3.10%
Radiant Opto-Electronics Corp.	58,540	190,663
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	104,951

		295,614

Total Taiwan		870,212
Thailand 9.50%
Chemicals 2.13%
PTT Global Chemical PCL	91,065	202,595

Commercial Banks 0.97%
Thanachart Capital PCL	74,600	92,603

Diversified Telecommunication Services 1.83%
Jasmine International PCL	690,300	174,717

Health Care Providers & Services 1.48%
Bangkok Dusit Medical Services PCL	27,700	140,666

Multiline Retail 1.16%
Robinson Department Store PCL	56,400	110,927

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Thailand (continued)
Real Estate Management & Development 1.93%
Central Pattana PCL	12,900	18,717
Land and Houses PCL, NVDR	457,900	165,478

		184,195

Total Thailand		905,703

Total Common Stocks (Cost $6,869,828)		8,202,005

Rights NM%
Hong Kong NM%
Real Estate Management & Development NM%
New World Development Co. Ltd.	1,462	2

Total Hong Kong		2

Total Rights (Cost $—)		2

Participatory Notes 6.35%
India 6.35%
Automobiles 0.90%
Maruti Suzuki India Ltd., Issued by Deutsche Bank AG London, maturity date 02/11/21, 144A	3,326	86,249

Commercial Banks 2.23%
Axis Bank Ltd., Issued by Deutsche Bank AG London, maturity date 08/17/17, 144A	3,073	68,674
HDFC Bank Ltd., Issued by Merrill Lynch International & Co., maturity date 05/26/15, 144A	12,796	144,248

		212,922

	Shares	Value ($)
IT Services 1.84%
Tata Consultancy Services Ltd., Issued by JPMorgan International, maturity date 02/07/17, 144A	6,886	175,317

Tobacco 1.38%
ITC Ltd., Issued by JPMorgan International, maturity date 02/16/17, 144A	24,052	131,279

Total India		605,767

Total Participatory Notes (Cost $569,801)		605,767

Short-Term Investment 1.14%
United States 1.14%
State Street Institutional Liquid Reserve, 0.09% (a)	108,573	108,573

Total Short-Term Investment (Cost $108,573)		108,573

Total Investments 93.53% (Cost $7,548,202)		8,916,347

Other Assets Less Liabilities 6.47%		616,724

Net Assets 100.00%		9,533,071

*	Non-income producing security.
(a)	Yield as of June 30, 2013.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $605,767 or 6.35% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

NM — Not Material less than 0.005%.

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$330,887	$7,871,118	$—	$8,202,005
Rights	—	—	2	2
Participatory Notes	—	605,767	—	605,767
Short-Term Investment	—	108,573	—	108,573

Total Investments	$330,887	$8,585,458	$2	$8,916,347

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on September 30, 2012.

The following information is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of September 30, 2012	Accrued Premiums/ (Discounts)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers In	Transfers Out	Balance as of June 30, 2013
Rights	$—	$—	$—	$2	$—	$—	$—	$—	$2

Total Investments	$—	$—	$—	$2	$—	$—	$—	$—	$2

Schedule of Investments (Unaudited)- India Fund

as of June 30, 2013

Common Stocks 96.00%

	Shares	Value ($)
Consumer Staples 14.73%
Food Products 2.76%
McLeod Russel India Ltd.	39,000	190,238

Household Products 1.04%
Jyothy Laboratories Ltd.	23,596	71,390

Personal Products 2.52%
Emami Ltd.	7,249	57,830
Emami Ltd.	14,498	115,659

		173,489
Tobacco 8.41%
ITC Ltd.	106,819	578,450

Total Consumer Staples		1,013,567
Energy 5.00%
Oil, Gas & Consumable Fuels 5.00%
Reliance Industries Ltd.	23,773	344,163

Total Energy		344,163
Financials 41.21%
Commercial Banks 24.68%
Axis Bank Ltd.	4,062	90,394
HDFC Bank Ltd.	76,415	856,881
ICICI Bank Ltd.	27,560	494,582
Yes Bank Ltd.	33,164	256,401

		1,698,258
Consumer Finance 3.41%
Bajaj Finance Ltd.	10,014	234,862

Real Estate Management & Development 2.99%
Prestige Estates Projects Ltd.	79,557	206,116

Thrifts & Mortgage Finance 10.13%
Housing Development Finance Corp. Ltd.	48,007	697,007

Total Financials		2,836,243

	Shares	Value ($)
Health Care 8.52%
Pharmaceuticals 8.52%
Glenmark Pharmaceuticals Ltd.	17,707	162,548
Ipca Laboratories Ltd.	15,000	164,788
Lupin Ltd.	19,773	258,990

Total Health Care		586,326
Industrials 9.11%
Construction & Engineering 9.11%
Larsen & Toubro Ltd.	16,881	397,224
Sadbhav Engineering Ltd.	144,423	229,559

Total Industrials		626,783
Information Technology 10.57%
IT Services 10.57%
HCL Technologies Ltd.	6,198	80,615
Infosys Ltd.	6,877	287,343
Tata Consultancy Services Ltd.	14,063	359,847

Total Information Technology		727,805
Materials 4.86%
Chemicals 1.51%
Asian Paints Ltd.	1,340	103,975

Construction Materials 3.35%
Shree Cement Ltd.	2,038	161,228
Ultratech Cement Ltd.	2,203	69,558

		230,786

Total Materials		334,761

Schedule of Investments (Unaudited)- India Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services 2.00%
Wireless Telecommunication Services 2.00%
Bharti Airtel Ltd.	28,126	137,360

Total Telecommunication Services		137,360

Total Common Stocks (Cost $6,065,292)		6,607,008

Short-Term Investment 0.66%
State Street Institutional Liquid Reserve, 0.09% (a)	45,629	45,629

Total Short-Term Investment (Cost $45,629)		45,629

Total Investments 96.66% (Cost $6,110,921)		6,652,637

Other Assets Less Liabilities 3.34%		229,852

Net Assets 100.00%		6,882,489

(a)	Yield as of June 30, 2013.

Schedule of Investments (Unaudited)- India Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$6,607,008	$—	$6,607,008
Short-Term Investment	—	45,629	—	45,629

Total Investments	$—	$6,652,637	$—	$6,652,637

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Greater China Fund

as of June 30, 2013

Common Stocks 93.00%

	Shares	Value ($)
China 41.81%
Capital Markets 1.29%
Haitong Securities Co. Ltd.	62,000	74,800

Commercial Banks 11.99%
Bank of China Ltd.—H Shares	316,800	129,323
Bank of Communications Co. Ltd.— H Shares	57,000	36,369
China Construction Bank Corp.—H Shares	343,790	241,486
China Minsheng Banking Corp. Ltd.—H Shares	54,000	52,273
Industrial & Commercial Bank of China Ltd.—H Shares	380,000	237,499

		696,950
Construction & Engineering 0.74%
China Communications Construction Co. Ltd.—H Shares	25,000	19,493
China Railway Construction Corp. Ltd.—H Shares	27,000	23,347

		42,840
Construction Materials 0.94%
Anhui Conch Cement Co. Ltd.—H Shares	20,500	54,850

Diversified Telecommunication Services 0.90%
China Telecom Corp. Ltd.—H Shares	110,000	52,176

Electrical Equipment 1.07%
Guodian Technology & Environment Group Co. Ltd.—H Shares	99,000	30,199
Xinjiang Goldwind Science & Technology Co. Ltd.—H Shares	47,200	32,139

		62,338

	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.58%
Sunny Optical Technology Group Co. Ltd.	28,000	33,489

Energy Equipment & Services 0.76%
Anton Oilfield Services Group/Hong Kong	42,000	30,006
Termbray Petro-King Oilfield Services Ltd.*	22,000	14,312

		44,318
Gas Utilities 0.55%
ENN Energy Holdings Ltd.	6,000	$31,912

Health Care Equipment & Supplies 0.60%
Shandong Weigao Group Medical Polymer Co. Ltd.—H Shares	32,000	34,818

Household Durables 0.76%
Haier Electronics Group Co. Ltd.	22,000	35,089
Skyworth Digital Holdings Ltd.	18,000	9,022

		44,111
Independent Power Producers & Energy Traders 2.47%
China Longyuan Power Group Corp.—H Shares	61,000	62,838
China Power International Development Ltd.	54,000	20,136
China Resources Power Holdings Co. Ltd.	8,000	19,105
Huaneng Power International, Inc.—H Shares	42,000	41,483

		143,562
Insurance 2.17%
China Pacific Insurance Group Co. Ltd.—H Shares	30,400	96,252

Schedule of Investments (Unaudited)- Greater China Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
China (continued)
Ping An Insurance Group Co.	4,500	29,975

		126,227
Internet Software & Services 2.71%
Tencent Holdings Ltd.	4,000	157,426

Machinery 0.32%
CIMC Enric Holdings Ltd.	12,000	18,553

Marine 1.06%
China Shipping Development Co. Ltd.—H Shares	142,000	61,874

Oil, Gas & Consumable Fuels 5.92%
China Coal Energy Co. Ltd.—H Shares	36,000	18,682
China Petroleum & Chemical Corp.—H Shares	127,400	88,999
CNOOC Ltd.	76,000	127,667
Kunlun Energy Co. Ltd.	26,000	45,877
PetroChina Co. Ltd.—H Shares	58,000	63,052

		344,277
Personal Products 0.65%
Hengan International Group Co. Ltd.	3,500	37,830

Pharmaceuticals 0.76%
China Medical System Holdings Ltd.	50,000	44,308

Real Estate Management & Development 2.46%
China Overseas Land & Investment Ltd.	30,000	77,480
Guangzhou R&F Properties Co. Ltd.—H Shares	46,000	65,667

		143,147
Specialty Retail 0.42%
Belle International Holdings Ltd.	18,000	24,745

	Shares	Value ($)
Wireless Telecommunication Services 2.69%
China Mobile Ltd.	15,000	156,279

Total China		2,430,830
Hong Kong 19.01%
Automobiles 0.22%
Great Wall Motor Co. Ltd.—H Shares	3,000	12,718

Diversified Financial Services 1.52%
Hong Kong Exchanges & Clearing Ltd.	5,900	88,402

Diversified Telecommunication Services 0.24%
APT Satellite Holdings Ltd.	19,500	13,854

Electric Utilities 1.11%
Power Assets Holdings Ltd.	7,500	64,590

Hotels, Restaurants & Leisure 1.88%
Galaxy Entertainment Group Ltd.*	16,000	77,212
Sands China Ltd.	6,800	31,935

		109,147
Insurance 5.44%
AIA Group Ltd.	75,200	316,033

Oil, Gas & Consumable Fuels 0.49%
Newocean Energy Holdings Ltd.	48,000	28,517

Real Estate Investment Trusts (REITs) 0.67%
Link	8,000	39,105

Real Estate Management & Development 6.32%
Cheung Kong Holdings Ltd.	5,000	67,574
China Resources Land Ltd.	4,000	10,845
Henderson Land Development Co. Ltd.	7,700	45,760
Sun Hung Kai Properties Ltd.	5,079	65,301
Wharf Holdings Ltd.	16,000	133,214
Wheelock & Co. Ltd.	9,000	44,666

		367,360

Schedule of Investments (Unaudited)- Greater China Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Textiles, Apparel & Luxury Goods 1.12%
Li & Fung Ltd.	48,000	65,333

Total Hong Kong		1,105,059
Taiwan 32.18%
Capital Markets 2.14%
Yuanta Financial Holding Co. Ltd.	240,711	124,596

Computers & Peripherals 0.93%
Quanta Computer, Inc.	25,000	53,858

Construction & Engineering 0.94%
CTCI Corp.	30,000	54,380

Diversified Consumer Services 1.01%
Lung Yen Life Service Corp.	18,000	58,562

Electronic Equipment, Instruments & Components 3.24%
HON HAI Precision Industry Co. Ltd.	45,380	111,554
TPK Holding Co. Ltd.	3,000	47,744
WPG Holdings Co. Ltd.	24,736	29,148

		188,446
Health Care Equipment & Supplies 1.34%
St Shine Optical Co. Ltd.	3,000	77,658

Hotels, Restaurants & Leisure 1.11%
Formosa International Hotels Corp.	5,520	64,763

Insurance 2.44%
China Life Insurance Co. Ltd*	144,615	141,973

Leisure Equipment & Products 2.31%
Giant Manufacturing Co. Ltd.	19,520	134,078

Machinery 1.13%
King Slide Works Co. Ltd.	9,000	65,919

Multiline Retail 0.67%
Poya Co. Ltd.	11,000	39,046

Real Estate Management & Development 1.23%
Prince Housing & Development Corp.	107,283	71,422

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 13.69%
Kinsus Interconnect Technology Corp.	26,000	98,277
Radiant Opto-Electronics Corp.	36,822	119,928
Taiwan Semiconductor Manufacturing Co. Ltd.	159,629	577,697

		795,902

Total Taiwan		1,870,603
Total Common Stocks (Cost $4,650,818)		5,406,492

Short-Term Investment 0.89%
United States 0.89%
State Street Institutional Liquid Reserve, 0.09% (a)	51,454	51,454

Total Short-Term Investment (Cost $51,454)		51,454

Total Investments 93.89% (Cost $4,702,272)		5,457,946

Other Assets Less Liabilities 6.11%		355,453

Net Assets 100.00%		5,813,399

*	Non income-producing security.
(a)	Yield as of June 30, 2013.

Schedule of Investments (Unaudited)- Greater China Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$5,406,492	$—	$5,406,492
Short-Term Investment	—	51,454	—	51,454

Total Investments	$—	$5,457,946	$—	$5,457,946

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of June 30, 2013

Common Stocks 97.86%

	Shares	Value ($)
Australia 4.90%
Beverages 0.37%
Coca-Cola Amatil Ltd.	2,289	26,506

Commercial Banks 1.00%
Westpac Banking Corp.	2,690	70,423

Diversified Telecommunication Services 0.43%
Telstra Corp. Ltd.	6,941	30,218

Health Care Equipment & Supplies 0.16%
Cochlear Ltd.	202	11,336

Metals & Mining 1.36%
BHP Billiton Ltd.	3,341	96,272

Real Estate Investment Trusts (REITs) 1.58%
Westfield Group	6,797	70,902
Westfield Retail Trust	14,520	40,985

		111,887

Total Australia		346,642
Brazil 0.94%
Beverages 0.21%
Cia de Bebidas das Americas, ADR	400	14,940

Diversified Telecommunication Services 0.36%
Telefonica Brasil S.A., ADR	1,100	25,102

Metals & Mining 0.37%
Vale S.A., ADR	2,000	26,300

Total Brazil		66,342
Canada 1.68%
Commercial Banks 1.15%
Bank of Nova Scotia	1,526	81,575

Oil, Gas & Consumable Fuels 0.53%
Crescent Point Energy Corp.	1,100	37,308

Total Canada		118,883

	Shares	Value ($)
China 1.40%
Commercial Banks 0.96%
Industrial & Commercial Bank of China Ltd.—H Shares	109,000	68,124

Wireless Telecommunication Services 0.44%
China Mobile Ltd.	3,000	31,256

Total China		99,380
France 3.80%
Electrical Equipment 0.83%
Legrand S.A.	1,270	58,691

Insurance 0.87%
SCOR SE	2,018	61,625

Oil, Gas & Consumable Fuels 1.06%
Total S.A.	1,540	75,097

Pharmaceuticals 1.04%
Sanofi	711	73,274

Total France		268,687
Germany 1.32%
Automobiles 0.32%
Daimler AG	371	22,424

Chemicals 0.55%
BASF SE	439	39,209

Diversified Telecommunication Services 0.18%
Deutsche Telekom AG	1,090	12,713

Industrial Conglomerates 0.27%
Siemens AG	190	19,198

Total Germany		93,544
Hong Kong 1.55%
Communications Equipment 0.64%
VTech Holdings Ltd.	3,000	45,315

Diversified Telecommunication Services 0.43%
HKT Trust / HKT Ltd.	32,000	30,195

Hotels, Restaurants & Leisure 0.48%
Sands China Ltd.	7,200	33,813

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Total Hong Kong		109,323
Ireland 0.54%
Construction Materials 0.54%
CRH PLC	1,899	38,485

Total Ireland		38,485
Israel 1.28%
Chemicals 0.28%
Israel Chemicals Ltd.	2,038	20,079

Pharmaceuticals 1.00%
Teva Pharmaceutical Industries Ltd., ADR	1,800	70,560

Total Israel		90,639
Italy 1.07%
Electric Utilities 0.46%
Terna—Rete Elettrica Nazionale SpA	7,858	32,649

Gas Utilities 0.61%
Snam SpA	9,443	42,998

Total Italy		75,647
Japan 6.16%
Automobiles 1.31%
Nissan Motor Co. Ltd.	3,800	38,513
Toyota Motor Corp.	900	54,343

		92,856
Chemicals 0.47%
Shin-Etsu Chemical Co. Ltd.	500	33,176

Commercial Banks 0.80%
Mitsubishi UFJ Financial Group, Inc.	4,700	29,166
Sumitomo Mitsui Financial Group, Inc.	600	27,530

		56,696

	Shares	Value ($)
Commercial Services & Supplies 0.61%
Secom Co. Ltd.	800	43,562

Diversified Consumer Services 0.31%
Benesse Holdings, Inc.	600	21,653

Food & Staples Retailing 0.21%
Lawson, Inc.	200	15,266

Office Electronics 0.42%
Canon, Inc.	900	29,559

Pharmaceuticals 0.46%
Tsumura & Co.	1,100	32,432

Real Estate Investment Trusts (REITs) 0.25%
Nippon Prologis REIT, Inc.	2	17,429

Real Estate Management & Development 0.53%
Daito Trust Construction Co. Ltd.	400	37,712

Trading Companies & Distributors 0.44%
Mitsubishi Corp.	1,800	30,838

Wireless Telecommunication Services 0.35%
NTT DoCoMo, Inc.	16	24,862

Total Japan		436,041
Malaysia 0.79%
Commercial Banks 0.40%
Malayan Banking Bhd	8,600	28,305

Wireless Telecommunication Services 0.39%
Axiata Group Bhd	13,100	27,248

Total Malaysia		55,553
Mexico 1.07%
Household Products 0.73%
Kimberly-Clark de Mexico SAB de C.V.—A Shares	15,700	51,495

Metals & Mining 0.34%
Grupo Mexico SAB de C.V.—Series B	8,328	24,102

Total Mexico		75,597

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Netherlands 2.44%
Chemicals 0.97%
Koninklijke DSM NV	541	35,197
LyondellBasell Industries NV	500	33,130

		68,327
Oil, Gas & Consumable Fuels 1.47%
Royal Dutch Shell PLC—B Shares	3,147	$104,074

Total Netherlands		172,401
Singapore 2.11%
Industrial Conglomerates 1.65%
Keppel Corp. Ltd.	14,300	116,931

Real Estate Investment Trusts (REITs) 0.04%
Keppel REIT	2,660	2,717

Wireless Telecommunication Services 0.42%
StarHub Ltd.	9,000	29,678

Total Singapore		149,326
Sweden 0.54%
Machinery 0.54%
Atlas Copco AB—B Shares	1,470	31,354
Sandvik AB	562	6,692

Total Sweden		38,046
Switzerland 6.54%
Diversified Telecommunication Services 0.40%
Swisscom AG	65	28,405

Electrical Equipment 0.73%
ABB Ltd.*	2,385	51,490

Food Products 1.20%
Nestle S.A.	1,296	84,767

Insurance 0.79%
Zurich Insurance Group AG*	216	55,978

Pharmaceuticals 3.42%
Novartis AG	1,394	98,792

	Shares	Value ($)
Roche Holding AG	578	143,219

		242,011

Total Switzerland		462,651
Taiwan 1.39%
Electronic Equipment, Instruments & Components 0.26%
Delta Electronics, Inc.	4,000	18,099

Semiconductors & Semiconductor Equipment 1.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	22,079	79,904

Total Taiwan		98,003
United Kingdom 9.69%
Commercial Banks 2.77%
HSBC Holdings PLC	10,983	113,818
Standard Chartered PLC	3,806	82,171

		195,989
Food & Staples Retailing 0.60%
Tesco PLC	8,489	42,659

Food Products 0.25%
Unilever PLC	442	17,950

Insurance 0.45%
RSA Insurance Group PLC	17,419	31,584

Media 0.50%
Reed Elsevier PLC	3,120	35,552

Metals & Mining 0.23%
Antofagasta PLC	1,352	16,413

Multi-Utilities 0.41%
National Grid PLC	2,571	29,082

Oil, Gas & Consumable Fuels 2.03%
BP PLC	20,684	143,489

Pharmaceuticals 1.36%
AstraZeneca PLC	210	9,934

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
United Kingdom (continued)
GlaxoSmithKline PLC	3,456	86,458

		96,392
Tobacco 0.68%
British American Tobacco PLC	932	47,861

Wireless Telecommunication Services 0.41%
Vodafone Group PLC	10,028	28,778

Total United Kingdom		685,749
United States 48.65%
Aerospace & Defense 3.18%
General Dynamics Corp.	200	15,666
Raytheon Co.	900	59,508
The Boeing Co.	1,100	112,684
United Technologies Corp.	400	37,176

		225,034
Air Freight & Logistics 1.47%
United Parcel Service, Inc.—Class B	1,200	103,776

Auto Components 0.56%
Johnson Controls, Inc.	1,100	39,369

Automobiles 0.44%
Ford Motor Co.	2,000	30,940

Beverages 2.29%
Coca-Cola Co.	2,100	84,231
Dr. Pepper Snapple Group, Inc.	1,700	78,081

		162,312
Biotechnology 0.42%
Amgen, Inc.	300	29,598

Capital Markets 0.41%
Ares Capital Corp.	1,700	29,240

Chemicals 0.99%
E. I. du Pont de Nemours & Co.	900	47,250

	Shares	Value ($)
The Dow Chemical Co.	700	22,519

		69,769
Commercial Banks 1.62%
U.S. Bancorp	1,000	36,150
Wells Fargo & Co.	1,900	78,413

		114,563
Communications Equipment 1.20%
Cisco Systems, Inc.	3,500	85,085

Distributors 0.33%
Genuine Parts Co.	300	23,421

Diversified Financial Services 2.76%
JPMorgan Chase & Co.	3,100	163,649
McGraw Hill Financial, Inc.	600	31,914

		195,563
Diversified Telecommunication Services 0.83%
AT&T, Inc.	800	28,320
Verizon Communications, Inc.	600	30,204

		58,524
Electric Utilities 1.17%
Duke Energy Corp.	266	17,955
Northeast Utilities	800	33,616
Southern Co.	700	30,891

		82,462
Electrical Equipment 0.62%
Emerson Electric Co.	800	43,632

Food & Staples Retailing 0.58%
Sysco Corp.	1,200	40,992

Health Care Equipment & Supplies 1.71%
Abbott Laboratories	900	31,392
Baxter International, Inc.	400	27,708
Medtronic, Inc.	1,200	61,764

		120,864

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Hotels, Restaurants & Leisure 0.42%
Darden Restaurants, Inc.	400	20,192
McDonald’s Corp.	100	9,900

		30,092
Household Durables 0.40%
Leggett & Platt, Inc.	900	27,981

Household Products 0.43%
Procter & Gamble Co.	400	30,796

Industrial Conglomerates 1.38%
General Electric Co.	4,200	97,398

Insurance 1.03%
Aflac, Inc.	500	29,060
Arthur J Gallagher & Co.	1,000	43,690

		72,750
IT Services 1.96%
Automatic Data Processing, Inc.	900	61,974
Paychex, Inc.	2,100	76,692

		138,666
Machinery 0.39%
Illinois Tool Works, Inc.	400	27,668

Metals & Mining 1.91%
Nucor Corp.	2,600	112,632
Southern Copper Corp.	809	22,345

		134,977
Multi-Utilities 0.46%
Wisconsin Energy Corp.	800	32,792

Oil, Gas & Consumable Fuels 6.09%
Chevron Corp.	1,300	153,842
Exxon Mobil Corp.	1,400	126,490
Kinder Morgan Inc.	2,400	91,560
Spectra Energy Corp.	1,700	58,582

		430,474
Pharmaceuticals 5.22%
AbbVie, Inc.	1,000	41,340

	Shares	Value ($)
Eli Lilly & Co.	400	19,648
Johnson & Johnson	1,700	145,962
Merck & Co., Inc.	3,500	162,575

		369,525
Real Estate Investment Trusts (REITs) 0.99%
Corrections Corp. of America	800	27,096
The Macerich Co.	700	42,679

		69,775
Road & Rail 0.16%
CSX Corp.	500	11,595

Semiconductors & Semiconductor Equipment 2.67%
Intel Corp.	1,300	31,486
Linear Technology Corp.	1,300	47,892
Maxim Integrated Products, Inc.	1,000	27,780
Microchip Technology, Inc.	2,200	81,950

		189,108
Software 0.10%
Microsoft Corp.	200	6,906

Specialty Retail 0.55%
Home Depot, Inc.	500	38,735

Thrifts & Mortgage Finance 0.32%
People’s United Financial, Inc.	1,500	22,350

Tobacco 2.95%
Altria Group, Inc.	2,500	87,475
Lorillard, Inc.	600	26,208
Philip Morris International, Inc.	1,100	95,282

		208,965
Water Utilities 0.64%
American Water Works Co., Inc.	1,100	45,353

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Total United States		3,441,050

Total Common Stocks (Cost $5,454,911)		6,921,989

Short-Term Investment 1.13%
United States 1.13%
State Street Institutional Liquid Reserve, 0.09%, (a)	80,093	80,093

Total Short-Term Investment (Cost $80,093)		80,093

Total Investments 98.99% (Cost $5,535,004)		7,002,082

Other Assets Less Liabilities 1.01%		71,504

Net Assets 100.00%		7,073,586

*	Non income-producing security.
(a)	Yield as of June 30, 2013.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,805,562	$3,116,427	$—	$6,921,989
Short-Term Investment	—	80,093	—	80,093

Total Investments	$3,805,562	$3,196,520	$—	$7,002,082

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of June 30, 2013

Common Stocks 84.11%

	Shares	Value ($)
Brazil 3.28%
Household Durables 0.60%
PDG Realty S.A. Empreendimentos e Participacoes	99,300	93,900

Road & Rail 1.61%
Localiza Rent a Car S.A.	17,670	250,239

Specialty Retail 1.07%
Cia Hering	11,800	165,523

Total Brazil		509,662
Chile 1.13%
Commercial Banks 1.13%
Banco Santander Chile, ADR	7,196	175,942

Total Chile		175,942
China 10.50%
Commercial Banks 3.56%
Industrial & Commercial Bank of China Ltd.—H Shares	885,180	553,235

Computers & Peripherals 2.83%
Lenovo Group Ltd.	486,000	438,847

Insurance 1.23%
China Taiping Insurance Holdings Co. Ltd. *	124,800	191,753

Oil, Gas & Consumable Fuels 2.88%
CNOOC Ltd.	266,000	446,835

Total China		1,630,670
Columbia 2.00%
Oil, Gas & Consumable Fuels 2.00%
Pacific Rubiales Energy Corp.	17,700	310,848

Total Columbia		310,848

	Shares	Value ($)
Hong Kong 1.93%
Hotels, Restaurants & Leisure 1.93%
SJM Holdings Ltd.	124,000	298,707

Total Hong Kong		298,707
Indonesia 2.62%
Commercial Banks 1.59%
Bank Mandiri Persero Tbk PT	273,500	246,490

Wireless Telecommunication Services 1.03%
Tower Bersama Infrastructure Tbk PT *	305,500	159,777

Total Indonesia		406,267
Korea, Republic of 15.16%
Auto Components 2.90%
Hyundai Mobis	1,891	450,229

Chemicals 1.82%
LG Chem Ltd.	1,284	282,823

Construction & Engineering 0.84%
Samsung Engineering Co. Ltd.	2,016	130,340

Insurance 2.01%
Korean Reinsurance Co.	33,956	311,373

Semiconductors & Semiconductor Equipment 7.59%
Samsung Electronics Co. Ltd., GDR, 144A	2,021	1,178,243

Total Korea, Republic of		2,353,008
Malaysia 6.46%
Commercial Banks 2.06%
CIMB Group Holdings Bhd	123,300	319,372

Hotels, Restaurants & Leisure 2.50%
Genting Malaysia Bhd	317,000	388,701

Wireless Telecommunication Services 1.90%
Axiata Group Bhd	141,425	294,166

Total Malaysia		1,002,239

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Mexico 8.78%
Chemicals 2.05%
Mexichem SAB de C.V.	76,835	318,608

Commercial Banks 2.11%
Grupo Financiero Banorte SAB de C.V.	54,700	326,745

Food & Staples Retailing 2.02%
Controladora Comercial Mexicana SAB de C.V.	82,500	313,638

Wireless Telecommunication Services 2.60%
America Movil SAB de C.V.—Series L	370,900	403,605

Total Mexico		1,362,596
Peru 2.55%
Commercial Banks 2.55%
Credicorp Ltd.	3,091	395,524

Total Peru		395,524
Russia 9.93%
Commercial Banks 2.31%
Sberbank of Russia, ADR	31,492	359,064

Food & Staples Retailing 3.48%
Magnit OJSC, GDR, 144A	9,500	539,671

Internet Software & Services 1.04%
Mail.ru Group Ltd, GDR, 144A	2,112	60,497
Mail.ru Group Ltd, GDR, 144A	3,531	101,143

		161,640
Metals & Mining 0.98%
Novolipetsk Steel OJSC, GDR, 144A	11,700	152,224

Oil, Gas & Consumable Fuels 2.12%
LUKOIL OAO, ADR	2,678	154,387
LUKOIL OAO, ADR	3,068	175,025

		329,412

Total Russia		1,542,011

	Shares	Value ($)
South Africa 6.02%
Pharmaceuticals 3.25%
Aspen Pharmacare Holdings Ltd. *	22,003	504,475

Wireless Telecommunication Services 2.77%
MTN Group Ltd.	23,221	430,729

Total South Africa		935,204
Taiwan 9.25%
Commercial Banks 1.95%
CTBC Financial Holding Co. Ltd.	492,565	303,630

Computers & Peripherals 1.10%
Simplo Technology Co. Ltd.	39,500	170,203

Semiconductors & Semiconductor Equipment 6.20%
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	962,654

Total Taiwan		1,436,487
Thailand 1.81%
Commercial Banks 1.81%
Kasikornbank PCL	38,000	237,958
Kasikornbank PCL, NVDR	7,100	43,246

Total Thailand		281,204
Turkey 1.24%
Commercial Banks 1.24%
Turkiye Garanti Bankasi AS	44,053	191,770

Total Turkey		191,770
United States 1.45%
IT Services 1.45%
Cognizant Technology Solutions Corp. *	3,600	225,396

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Total United States		225,396

Total Common Stocks (Cost $11,615,583)		13,057,535

Preferred Stocks 8.81%

Brazil 8.81%
Commercial Banks 2.14%
Itau Unibanco Holding S.A.	25,770	332,267

Independent Power Producers and Energy Traders 1.32%
AES Tiete S.A.	21,700	205,004

Metals and Mining 2.29%
Vale S.A.—A Shares	29,332	355,583

Oil, Gas and Consumable Fuels 3.06%
Petroleo Brasileiro S.A.	65,500	474,955

Total Brazil		1,367,809

Total Preferred Stocks (Cost $1,765,431)		1,367,809

Participatory Notes 4.28%

India 4.28%
Automobiles 2.74%
Maruti Suzuki India Ltd., Issued by Morgan Stanley Asia Products, maturity date 08/11/14, 144A	7,956	205,574
Maruti Suzuki India Ltd., Issued by JP Morgan Structured Products, maturity date 12/21/15, 144A	8,513	219,550

		425,124
Diversified Financial Services 1.54%
Infrastructure Development Finance Co. Ltd., Issued by Morgan Stanley Asia Products, maturity date 03/18/14, 144A	34,668	74,754

	Shares	Value ($)
Infrastructure Development Finance Co. Ltd., Issued by JP Morgan Structured Products, maturity date 4/13/17, 144A	76,840	165,206

		239,960

Total India		665,084

Total Participatory Notes (Cost $708,628)		665,084

Short-Term Investment 2.02%

United States 2.02%
State Street Institutional Liquid Reserve, 0.09% (a)	313,195	313,195

Total Short-Term Investment (Cost $313,195)		313,195

Total Investments 99.22% (Cost $14,402,837)		15,403,623

Other Assets Less Liabilities 0.78%		121,152

Net Assets 100.00%		15,524,775

*	Non-income producing security.
(a)	Yield as of June 30, 2013.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $2,696,862 or 17.37% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,312,598	$8,744,937	$—	$13,057,535
Preferred Stocks	1,367,809	—	—	1,367,809
Participatory Notes	—	665,084	—	665,084
Short-Term Investment	—	313,195	—	313,195

Total Investments	$5,680,407	$9,723,216	$—	$15,403,623

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- International Equity Fund

as of June 30, 2013

Common Stocks 65.69%

	Shares	Value ($)
Argentina 6.57%
Commercial Banks 2.77%
Banco Macro S.A., ADR*	12,500	179,375

Diversified Telecommunication Services 2.19%
Telecom Argentina S.A., ADR	9,500	141,360

Real Estate Management & Development 1.61%
IRSA Inversiones y Representaciones S.A., ADR	14,000	104,020

Total Argentina		424,755
Australia 1.63%
Commercial Banks 1.21%
Westpac Banking Corp.	3,000	78,538

Metals & Mining 0.42%
Newcrest Mining Ltd.	3,000	26,945

Total Australia		105,483
Brazil 2.10%
Wireless Telecommunication Services 2.10%
Tim Participacoes S.A., ADR	7,300	135,780

Total Brazil		135,780
France 10.65%
Auto Components 1.57%
Cie Generale des Etablissements Michelin	1,140	101,423

Automobiles 0.93%
Renault S.A.	900	60,122

Commercial Banks 1.71%
Societe Generale S.A.	3,250	110,665

Construction & Engineering 2.09%
Bouygues S.A.	5,300	134,910

Diversified Telecommunication Services 1.49%
France Telecom S.A.	10,200	96,055

Electrical Equipment 1.47%
Alstom S.A.	2,900	94,878

	Shares	Value ($)
Food Products 0.75%
Danone S.A.	650	48,750

Transportation Infrastructure 0.64%
Groupe Eurotunnel SA	5,500	41,741

Total France		688,544
Germany 5.75%
Automobiles 1.87%
Daimler AG	2,000	120,884

Capital Markets 0.84%
Deutsche Bank AG	1,300	54,383

Industrial Conglomerates 1.95%
Siemens AG	1,250	126,303

Textiles, Apparel & Luxury Goods 1.09%
Puma SE	250	70,281

Total Germany		371,851
Italy 4.00%
Diversified Telecommunication Services 0.91%
Telecom Italia SpA	85,000	59,037

Oil, Gas & Consumable Fuels 1.65%
ENI SpA	5,200	106,832

Transportation Infrastructure 1.44%
Ansaldo STS SpA	9,600	92,815

Total Italy		258,684
Netherlands 3.41%
Air Freight & Logistics 1.16%
TNT Express NV	10,000	74,724

Diversified Financial Services 2.25%
ING Groep NV*	15,900	145,289

Total Netherlands		220,013
Norway 1.36%
Oil, Gas & Consumable Fuels 1.36%
Statoil ASA	4,250	87,616

Schedule of Investments (Unaudited)- International Equity Fund

as of June 30, 2013

Common Stocks (continued)

	Shares	Value ($)
Norway (continued)
Total Norway		87,616
Sweden 1.81%
Communications Equipment 1.81%
Telefonaktiebolaget LM Ericsson - B Shares	10,300	116,774

Total Sweden		116,774
Switzerland 15.35%
Capital Markets 2.73%
Julius Baer Group Ltd.*	2,400	93,262
UBS AG*	4,900	83,243

		176,505
Food Products 3.54%
Nestle S.A.	3,500	228,923

Health Care Equipment & Supplies 1.55%
Nobel Biocare Holding AG*	8,300	100,401

Pharmaceuticals 5.48%
Novartis AG	2,900	205,521
Roche Holding AG	600	148,671

		354,192
Semiconductors & Semiconductor Equipment 2.05%
STMicroelectronics NV	14,800	132,354

Total Switzerland		992,375
United Kingdom 13.06%
Commercial Banks 1.84%
Standard Chartered PLC	5,500	118,744

Health Care Equipment & Supplies 1.71%
Smith & Nephew PLC	9,900	110,333

Insurance 1.68%
RSA Insurance Group PLC	60,000	108,793

Media 1.59%
Reed Elsevier PLC	9,000	102,555

Metals & Mining 1.76%
Anglo American PLC	5,900	114,009

	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.38%
BP PLC	22,150	153,658

Tobacco 2.10%
British American Tobacco PLC	2,650	136,087

Total United Kingdom		844,179

Total Common Stocks (Cost $3,839,446)		4,246,054

Preferred Stocks 1.91%
Germany 1.91%
Draegerwerk AG & Co. KGAA	900	123,346

Total Germany		123,346

Total Preferred Stocks (Cost $81,670)		123,346

Mutual Funds 31.10%
United States 31.10%
Asia Pacific ex Japan Fund- Institutional Shares (a)	50,516	732,474
The Japan Fund- Institutional Shares (a)	113,000	1,278,035

Total United States		2,010,509

Total Mutual Funds (Cost $1,506,499)		2,010,509

Short-Term Investment 0.76%
United States 0.76%
State Street Institutional Liquid Reserve, 0.09% (b)	48,950	48,950

Total Short-Term Investment (Cost $48,950)		48,950

Schedule of Investments (Unaudited)- International Equity Fund

as of June 30, 2013

Value ($)
Total Investments 99.46% (Cost $5,476,565)	6,428,859

Other Assets Less Liabilities 0.54%	35,108

Net Assets 100.00%	6,463,967

*	Non income-producing security.
(a)	Affiliated issuer (see Notes to Schedule of Investments).
(b)	Yield as of June 30, 2013.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited)- International Equity Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$560,535	$3,685,519	$—	$4,246,054
Preferred Stocks	—	123,346	—	123,346
Mutual Funds	2,010,509	—	—	2,010,509
Short-Term Investment	—	48,950	—	48,950

Total Investments	$2,571,044	$3,857,815	$—	$6,428,859

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations 90.05%

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Automotive 4.88%
Auto Loans 0.23%
General Motors Financial Co., Inc.
125,000	4.25	05/15/23	116,719

Auto Parts & Equipments 3.81%
Affinia Group, Inc.
100,000	7.75	05/01/21	101,250
American Axle & Manufacturing Holdings, Inc.
500,000	9.25	01/15/17	541,250
Exide Technologies, Inc.
100,000	8.63	02/01/18(a),(b)	62,000
Gestamp Funding Luxembourg SA
200,000	5.63	05/31/20	191,000
EUR 200,000	5.88	05/31/20	249,969
LKQ Corp.
125,000	4.75	05/15/23(b),(c)	119,687
Schaeffler Finance BV
EUR 200,000	4.25	05/15/18	256,425
400,000	4.75	05/15/21	382,000

			1,903,581
Automakers 0.84%
Chrysler Group, LLC / CG Co-Issuer, Inc.
200,000	8.25	06/15/21	221,750
Jaguar Land Rover Automotive PLC
150,000	5.63	02/01/23	146,250
Navistar International Corp.
50,000	8.25	11/01/21	49,375

			417,375

Total Automotive			2,437,675
Banking 3.73%
Ally Financial, Inc.
200,000	8.30	02/12/15	216,000

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Banking (continued)
50,000	8.00	03/15/20	58,312
50,000	8.00	11/01/31	60,375
Bank of America Corp.
25,000	5.20	12/31/49(d)	23,625
Barclays Bank PLC
500,000	7.63	11/21/22	491,875
400,000	7.75	04/10/23(d)	398,500
JPMorgan Chase & Co.
100,000	5.15	12/31/49(d)	95,750
Royal Bank of Scotland Group PLC
575,000	7.64	12/31/49(d)	520,375

Total Banking			1,864,812
Basic Industry 7.65%
Building Materials 3.10%
Associated Materials, LLC
25,000	9.13	11/01/17(b),(c)	26,375
Builders FirstSource, Inc.
75,000	7.63	06/01/21(b),(c)	72,750
Cemex SAB de CV
350,000	9.00	01/11/18	369,250
Gibraltar Industries, Inc.
25,000	6.25	02/01/21(b),(c)	26,000
HD Supply, Inc.
300,000	11.50	07/15/20	348,750
New Enterprise Stone & Lime Co., Inc.
104,500	13.00	03/15/18	115,473
Nortek, Inc.
25,000	8.50	04/15/21	26,875
Rexel SA
200,000	5.25	06/15/20	200,500
Sanitec Corp.
EUR 200,000	4.95	05/15/18(d)	258,405

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)
Building Materials (continued)
USG Corp.
100,000	6.30	11/15/16	102,500

			1,546,878
Chemicals 1.73%
Ashland, Inc.
25,000	3.88	04/15/18(b),(c)	24,844
Axiall Corp.
50,000	4.88	05/15/23(b),(c)	47,687
Eagle Spinco, Inc.
25,000	4.63	02/15/21(b),(c)	24,094
Hexion US Finance Corp.
150,000	6.63	04/15/20	150,375
INEOS Group Holdings SA
200,000	6.13	08/15/18	191,500
OXEA Finance & Cy SCA
100,000	9.50	07/15/17	107,605
PolyOne Corp.
25,000	5.25	03/15/23(b),(c)	24,750
Taminco Global Chemical Corp.
45,000	9.75	03/31/20(b),(c)	50,344
TPC Group, Inc.
25,000	8.75	12/15/20(b),(c)	25,687
Trinseo Materials Operating SCA
225,000	8.75	02/01/19	216,000

			862,886
Forestry & Paper 0.95%
Ainsworth Lumber Co., Ltd.
250,000	7.50	12/15/17	266,250
Boise Paper Holdings, LLC
25,000	9.00	11/01/17	26,500

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)
Forestry & Paper (continued)
Resolute Forest Products, Inc.
200,000	5.88	05/15/23	179,500

			472,250
Metals & Mining Excluding Steel 1.12%
Arch Coal, Inc.
250,000	7.25	06/15/21	205,000
Barminco Finance Pty Ltd.
25,000	9.00	06/01/18(b),(c)	22,125
Coeur d’Alene Mines Corp.
25,000	7.88	02/01/21(b),(c)	24,750
FMG Resources Pty Ltd.
25,000	7.00	11/01/15(b),(c)	25,375
75,000	8.25	11/01/19	77,625
25,000	6.88	04/01/22(b),(c)	24,344
Murray Energy Corp.
25,000	8.63	06/15/21(b),(c)	25,125
Noranda Aluminum Acquisition Corp.
25,000	11.00	06/01/19(b),(c)	23,875
Thompson Creek Metals Co., Inc.
100,000	7.38	06/01/18	83,000
50,000	12.50	05/01/19	48,250

			559,469
Steel Producers & Products 0.75%
AK Steel Corp.
125,000	8.38	04/01/22	108,125
ArcelorMittal
100,000	6.00	03/01/21	100,250
150,000	7.50	10/15/39	144,000
Commercial Metals Co.
25,000	4.88	05/15/23	23,125

			375,500

Total Basic Industry			3,816,983

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods 4.97%
Aerospace & Defense 0.66%
B/E Aerospace, Inc.
100,000	5.25	04/01/22	100,000
Erickson Air-Crane, Inc.
50,000	8.25	05/01/20(b),(c)	48,813
GenCorp, Inc.
25,000	7.13	03/15/21(b),(c)	26,000
TransDigm, Inc.
100,000	7.50	07/15/21	102,500
Triumph Group, Inc.
50,000	4.88	04/01/21(b),(c)	49,875

			327,188
Diversified Capital Goods 0.71%
NANA Development Corp.
225,000	9.50	03/15/19	225,562
Titan International, Inc.
25,000	7.88	10/01/17(b),(c)	26,375
Unifrax I, LLC
100,000	7.50	02/15/19	102,500

			354,437
Household & Leisure Products 0.15%
RSI Home Products, Inc.
75,000	6.88	03/01/18	77,063

Machinery 0.76%
Cleaver-Brooks, Inc.
150,000	8.75	12/15/19	157,875
CNH Capital, LLC
25,000	3.63	04/15/18(b),(c)	23,875
Milacron, LLC
125,000	7.75	02/15/21	125,312

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods (continued)
Machinery (continued)
Neovia Logistics International Holdings, LLC
75,000	10.00	02/15/18	74,625

			381,687
Packaging 2.69%
Ball Corp.
25,000	5.00	03/15/22	25,000
BOE Intermediate Holding Corp.
75,000	9.00	11/01/17(b),(c)	72,375
Graphic Packaging International, Inc.
25,000	4.75	04/15/21	24,312
Owens-Brockway Glass Container, Inc.
250,000	7.38	05/15/16	280,000
Reynolds Group Issuer, Inc.
200,000	9.00	04/15/19	207,500
100,000	9.88	08/15/19	107,500
600,000	8.25	02/15/21	596,250
Sealed Air Corp.
25,000	8.38	09/15/21(b),(c)	28,375

			1,341,312

Total Capital Goods			2,481,687
Consumer Cyclical 6.15%
Apparel & Textiles 0.05%
SIWF Merger Sub, Inc.
25,000	6.25	06/01/21(b),(c)	24,563

Department Stores 0.26%
The Bon-Ton Department Stores, Inc.
125,000	8.00	06/15/21	127,656

Discount Stores 0.11%
99 Cents Only Stores
50,000	11.00	12/15/19	56,750

Food & Drug Retailers 0.43%
Rite Aid Corp.
50,000	6.88	12/15/28(b)	45,750

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Cyclical (continued)
Food & Drug Retailers (continued)
SUPERVALU, Inc.
50,000	6.75	06/01/21(b),(c)	46,750
Tops Holding II Corp.
125,000	8.75	06/15/18	123,281

			215,781
Household & Leisure Products 1.10%
American Standard Americas
450,000	10.75	01/15/16	474,750
Brunswick Corp.
25,000	4.63	05/15/21(b),(c)	24,500
Serta Simmons Holdings, LLC
50,000	8.13	10/01/20	51,125

			550,375
Restaurants 1.98%
Checkers Drive-In Restaurants, Inc.
150,000	11.00	12/01/17	157,500
Landry’s Holdings II, Inc.
650,000	10.25	01/01/18	676,000
Landry’s, Inc.
100,000	9.38	05/01/20	106,000
Seminole Hard Rock Entertainment, Inc.
50,000	5.88	05/15/21(b),(c)	48,594

			988,094
Specialty Retail 2.22%
Asbury Automotive Group, Inc.
25,000	8.38	11/15/20(b),(c)	27,812
Burlington Holdings, LLC
25,000	9.00	02/15/18(b),(c)	25,750
Claire’s Stores, Inc.
25,000	7.75	06/01/20(b),(c)	24,313
Express Finance Corp.
250,000	8.75	03/01/18	268,750

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Cyclical (continued)
Specialty Retail (continued)
New Look Bondco I PLC
EUR 200,000	6.45	05/14/18(d)	250,568
200,000	8.38	05/14/18	195,000
Rent-A-Center, Inc.
175,000	4.75	05/01/21	166,687
Sonic Automotive, Inc.
25,000	5.00	05/15/23(b),(c)	24,375
Spencer Spirit Holdings, Inc.
125,000	9.00	05/01/18	122,500

			1,105,755

Total Consumer Cyclical			3,068,974
Consumer Non-Cyclical 3.39%
Consumer Products 1.67%
American Achievement Corp.
350,000	10.88	04/15/16	350,875
Armored Autogroup, Inc.
200,000	9.25	11/01/18	184,500
NBTY, Inc.
250,000	9.00	10/01/18	273,125
Revlon Consumer Products Co.
25,000	5.75	02/15/21(b),(c)	24,469

			832,969
Food-Wholesale 1.56%
Barry Callebaut Services NV
200,000	5.50	06/15/23	202,308
US Foods, Inc.
525,000	8.50	06/30/19	551,250
Wells Enterprises, Inc.
25,000	6.75	02/01/20(b),(c)	26,250

			779,808

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Non-Cyclical (continued)
Tobacco 0.16%
North Atlantic Trading Co.
75,000	11.50	07/15/16	78,375

Total Consumer Non-Cyclical			1,691,152

Energy 12.08%
Energy Exploration & Production 8.52%
Approach Resources, Inc.
50,000	7.00	06/15/21	50,625
Aurora USA Oil & Gas, Inc.
50,000	7.50	04/01/20(b),(c)	49,250
Chesapeake Energy Corp.
150,000	9.50	02/15/15	166,500
150,000	5.38	06/15/21	149,625
75,000	5.75	03/15/23	76,125
Continental Resources, Inc.
50,000	5.00	09/15/22	51,125
225,000	4.50	04/15/23	219,094
Denbury Resources, Inc.
25,000	4.63	07/15/23	23,094
EPE Holdings, LLC
625,737	8.13	12/15/17	641,380
Halcon Resources Corp.
600,000	8.88	05/15/21	585,000
Laredo Petroleum, Inc.
150,000	7.38	05/01/22	158,250
Linn Energy Finance Corp.
290,000	8.63	04/15/20	305,950
Magnum Hunter Resources Corp.
125,000	9.75	05/15/20	127,500
Midstates Petroleum Co., Inc.
150,000	9.25	06/01/21	141,187
Northern Oil and Gas, Inc.
25,000	8.00	06/01/20	25,375

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)
Energy Exploration & Production (continued)
Plains Exploration & Production Co.
150,000	6.75	02/01/22	159,178
Quicksilver Resources, Inc.
325,000	9.13	08/15/19	277,875
SandRidge Energy, Inc.
25,000	8.75	01/15/20	25,625
75,000	7.50	03/15/21	72,000
225,000	8.13	10/15/22	223,875
50,000	7.50	02/15/23	47,750
Seven Generations Energy Ltd.
50,000	8.25	05/15/20(b),(c)	50,000
Shelf Drilling Holdings Ltd.
600,000	8.63	11/01/18	627,000

			4,253,383
Gas Distribution 1.14%
Hiland Partners Finance Corp.
25,000	7.25	10/01/20(b),(c)	25,875
LBC Tank Terminals Holding Netherlands BV
200,000	6.88	05/15/23	201,500
Martin Midstream Partners LP
25,000	7.25	02/15/21(b),(c)	25,188
Penn Virginia Resource Finance Corp. II
50,000	6.50	05/15/21(b),(c)	48,250
Sabine Pass Liquefaction, LLC
100,000	5.63	02/01/21(b),(c)	97,250
100,000	5.63	04/15/23	94,750
Summit Midstream Finance Corp.
75,000	7.50	07/01/21	76,500

			569,313
Oil Field Equipment & Services 1.31%
CHC Helicopter SA
150,000	9.25	10/15/20	154,500

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)
Oil Field Equipment & Services (continued)
Hercules Offshore, Inc.
150,000	10.50	10/15/17	160,875
25,000	8.75	07/15/21(b),(c),(e)	25,000
Offshore Group Investment Ltd.
75,000	7.13	04/01/23(b),(c)	74,062
Pacific Drilling SA
150,000	5.38	06/01/20	140,625
Seitel, Inc.
50,000	9.50	04/15/19(b),(c)	50,375
Tervita Corp.
50,000	8.00	11/15/18(b),(c)	50,344

			655,781
Oil Refining & Marketing 1.11%
United Refining Co.
500,000	10.50	02/28/18	553,750

Total Energy			6,032,227
Financial Services 4.32%
Brokerage 1.37%
Cantor Commercial Real Estate Co. LP
25,000	7.75	02/15/18(b),(c)	25,250
GETCO Financing Escrow, LLC
50,000	8.25	06/15/18(b),(c)	47,500
LBG Capital No.1 PLC
600,000	8.00	12/31/49(d)	613,456

			686,206
Cons/Comm/Lease Financing 2.65%
ACE Cash Express, Inc.
100,000	11.00	02/01/19	96,500
CIT Group, Inc.
75,000	5.00	05/15/17	76,968
iPayment Holdings, Inc.
104,750	15.00	11/15/18	71,754

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Financial Services (continued)
Cons/Comm/Lease Financing (continued)
JLC Finance Corp.
200,000	6.88	06/01/20	195,000
Nationstar Mortgage, LLC
250,000	9.63	05/01/19	281,250
225,000	6.50	06/01/22	220,500
SLM Corp.
25,000	3.88	09/10/15	25,314
125,000	8.00	03/25/20	135,781
125,000	5.50	01/25/23	119,619
Springleaf Finance Corp.
100,000	6.90	12/15/17	98,625

			1,321,311
Investments & Misc Financial Services 0.30%
Nuveen Investments, Inc.
150,000	9.13	10/15/17	151,125

Total Financial Services			2,158,642
Healthcare 6.36%
Health Facilities 2.44%
Alliance HealthCare Services, Inc.
53,000	8.00	12/01/16	53,662
CHS/Community Health Systems, Inc.
325,000	8.00	11/15/19	347,344
CRC Health Corp.
150,000	10.75	02/01/16	152,719
HCA Holdings, Inc.
125,000	7.75	05/15/21	135,312
HCA, Inc.
150,000	6.50	02/15/20	162,656
200,000	7.25	09/15/20	215,250
50,000	5.88	05/01/23	50,250
IASIS Healthcare, LLC
50,000	8.38	05/15/19	50,719

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Healthcare (continued)
Health Facilities (continued)
OnCure Holdings, Inc.
100,000	11.75	05/15/17(a),(b)	48,000

			1,215,912
Medical Products 1.40%
Alere, Inc.
50,000	6.50	06/15/20(b),(c)	48,688
Biomet, Inc.
100,000	6.50	08/01/20	103,562
Hologic, Inc.
25,000	6.25	08/01/20	26,047
Kinetic Concepts, Inc.
500,000	12.50	11/01/19	520,000

			698,297
Pharmaceuticals 2.27%
Valeant Pharmaceuticals International
500,000	6.50	07/15/16	517,500
500,000	6.88	12/01/18	515,000
50,000	7.25	07/15/22(b),(c)	51,000
VPII Escrow Corp.
50,000	6.75	08/15/18(b),(c),(e)	51,313

			1,134,813
Services 0.25%
Service Corp. International
125,000	5.38	01/15/22(e)	125,000

Total Healthcare			3,174,022
Insurance 0.52%
Insurance Brokerage 0.05%
Onex USI Acquisition Corp.
25,000	7.75	01/15/21(b),(c)	24,750

Life Insurance 0.05%
Fidelity & Guaranty Life Holdings, Inc.

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Insurance (continued)
25,000	6.38	04/01/21(b),(c)	24,375

Monoline Insurance 0.22%
MBIA Insurance Corp.
100,000	11.54	01/15/33	86,500
MBIA, Inc.
25,000	7.15	07/15/27	24,750

			111,250
Multi-Line Insurance 0.20%
Patriot Merger Corp.
100,000	9.00	07/15/21(e)	98,250

Total Insurance			258,625
Media 6.98%
Media Broadcast 1.75%
Clear Channel Communications, Inc.
225,000	10.75	08/01/16	196,312
75,000	11.00	08/01/16	66,563
125,000	9.00	12/15/19	121,875
Sinclair Television Group, Inc.
75,000	5.38	04/01/21(b),(c)	72,375
Sirius XM Radio, Inc.
50,000	4.25	05/15/20(b),(c)	47,125
75,000	4.63	05/15/23(b),(c)	69,562
Univision Communications, Inc.
150,000	6.88	05/15/19	158,250
150,000	5.13	05/15/23	142,500

			874,562
Media Cable 3.25%
Altice Finco SA
EUR 100,000	9.00	06/15/23	129,514
CCO Holdings Capital Corp.
150,000	5.13	02/15/23	141,375
125,000	5.75	09/01/23	121,563
50,000	5.75	01/15/24	48,375

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media (continued)
Media Cable (continued)
Cequel Communications Holdings I, LLC
75,000	6.38	09/15/20	76,688
100,000	5.13	12/15/21	94,500
Cogeco Cable, Inc.
50,000	4.88	05/01/20(b),(c)	48,750
DISH DBS Corp.
200,000	7.00	10/01/13	202,450
50,000	4.25	04/01/18(b),(c)	49,250
50,000	5.13	05/01/20(b),(c)	49,250
Unitymedia Hessen GmbH & Co.
200,000	5.50	01/15/23	190,000
EUR 250,000	5.63	04/15/23	314,836
UPCB Finance VI Ltd.
150,000	6.88	01/15/22	156,000

			1,622,551
Media Services 0.55%
Affinion Group, Inc.
150,000	11.50	10/15/15	116,250
Clear Channel Worldwide Holdings, Inc.
50,000	7.63	03/15/20	52,000
Southern Graphics, Inc.
100,000	8.38	10/15/20	103,500

			271,750
Printing & Publishing 1.43%
MPL 2 Acquisition Canco, Inc.
100,000	9.88	08/15/18	99,750
ProQuest Notes Co.
350,000	9.00	10/15/18	351,750
RR Donnelley & Sons Co.
25,000	7.88	03/15/21	25,625

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media (continued)
Printing & Publishing (continued)
The McClatchy Co.
225,000	9.00	12/15/22	237,375

			714,500

Total Media			3,483,363

Real Estate 0.05%
Real Estate Investment Trusts (REITs) 0.05%
iStar Financial, Inc.
25,000	3.88	07/01/16	24,063

Total Real Estate			24,063
Services 11.51%
Airlines 0.97%
Air Canada
150,000	12.00	02/01/16	164,156
Air Canada 2013-1 Class B Pass Through Trust
25,000	5.38	11/15/22(b),(c)	24,937
Air Canada 2013-1 Class C Pass Through Trust
25,000	6.63	05/15/18(b),(c)	25,242
Continental Airlines, Inc.
100,000	6.13	04/29/18	101,000
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
25,000	4.95	01/15/22	23,688
United Airlines, Inc.
50,000	6.75	09/15/15(b),(c)	51,625
United Continental Holdings, Inc.
25,000	6.38	06/01/18	24,688
US Airways 2012-2 Class C Pass Through Trust
25,000	5.45	06/03/18	23,625
US Airways Group, Inc.
50,000	6.13	06/01/18	47,500

			486,461

Building & Construction 0.65%
American Builders & Contractors Supply Co., Inc.

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Building & Construction (continued)
100,000	5.63	04/15/21	98,500
Ashton Woods USA, LLC
150,000	6.88	02/15/21	151,875
Beazer Homes USA, Inc.
50,000	7.25	02/01/23(b),(c)	50,750
Meritage Homes Corp.
25,000	4.50	03/01/18	24,875

			326,000
Gaming 1.26%
Ameristar Casinos, Inc.
25,000	7.50	04/15/21	26,125
Caesars Operating Escrow, LLC
25,000	9.00	02/15/20(b),(c)	24,000
CityCenter Finance Corp.
325,000	10.75	01/15/17	352,625
Inn of the Mountain Gods Resort & Casino
3,125	1.25	11/30/20(b),(c)	2,906
MGM Resorts International
50,000	6.63	12/15/21	51,625
Mohegan Tribal Gaming Authority
75,000	10.50	12/15/16(b),(c)	73,500
Peninsula Gaming Corp.
25,000	8.38	02/15/18(b),(c)	26,125
Pinnacle Entertainment, Inc.
25,000	8.63	08/01/17	26,156
Sugarhouse HSP Gaming Finance Corp.
50,000	6.38	06/01/21(b),(c)	48,625

			631,687
Hotels 0.05%
RHP Hotel Properties LP
25,000	5.00	04/15/21(b),(c)	24,375

Leisure 0.05%
Speedway Motorsports, Inc.

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Leisure (continued)
25,000	6.75	02/01/19	26,250

Railroads 0.21%
Florida East Coast Railway Corp.
50,000	8.13	02/01/17	53,125
Watco Finance Corp.
50,000	6.38	04/01/23(b),(c)	50,000

			103,125
Support Services 7.42%
313 Group, Inc.
500,000	8.75	12/01/20	478,750
Algeco Scotsman Global Finance PLC
200,000	10.75	10/15/19	192,000
ARAMARK Corp.
75,000	5.75	03/15/20	77,062
Avis Budget Finance, Inc.
75,000	5.50	04/01/23(b),(c)	72,750
BC Luxco 1 SA
150,000	7.38	01/29/20	143,250
Brickman Group Holdings, Inc.
275,000	9.13	11/01/18	295,625
Compiler Finance Sub, Inc.
50,000	7.00	05/01/21(b),(c)	48,750
Garda World Security Corp.
25,000	9.75	03/15/17(b),(c)	26,145
H&E Equipment Services, Inc.
25,000	7.00	09/01/22	26,188
Hertz Corp.
25,000	6.25	10/15/22	26,219
Igloo Holdings Corp.
325,000	8.25	12/15/17	333,125
Iron Mountain, Inc.
25,000	8.38	08/15/21	26,719
Neff Finance Corp.

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Support Services (continued)
300,000	9.63	05/15/16	316,500
NES Rentals Holdings, Inc.
125,000	7.88	05/01/18	123,750
ServiceMaster Co.
150,000	8.00	02/15/20	150,375
250,000	7.00	08/15/20	238,437
Travelport Holdings, Inc.
355,000	13.88	03/01/16	364,762
150,000	11.88	09/01/16	140,250
Trionista Holdco GmbH
EUR 100,000	5.00	04/30/20	129,189
Trionista TopCo GmbH
EUR 100,000	6.88	04/30/21	129,514
United Rentals North America, Inc.
275,000	10.25	11/15/19	309,375
50,000	8.25	02/01/21	55,000

			3,703,735
Theaters & Entertainment 0.10%
Regal Entertainment Group
25,000	5.75	06/15/23	24,313
25,000	5.75	02/01/25	23,875

			48,188
Transportation Excluding Air & Rail 0.80%
CMA CGM SA
150,000	8.50	04/15/17	132,750
Jack Cooper Holdings Corp.
100,000	9.25	06/01/20	100,250
Navios South American Logistics, Inc.
25,000	9.25	04/15/19(b),(c)	26,938
Swift Services Holdings, Inc.

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)
Transportation Excluding Air & Rail (continued)
125,000	10.00	11/15/18	138,750

			398,688

Total Services			5,748,509
Technology & Electronics 5.06%
Electronics 1.73%
Freescale Semiconductor, Inc.
75,000	5.00	05/15/21(b),(c)	71,438
MEMC Electronic Materials, Inc.
200,000	7.75	04/01/19	190,500
NXP Funding, LLC
200,000	3.75	06/01/18	197,000
200,000	5.75	02/15/21	203,500
200,000	5.75	03/15/23	202,000

			864,438
Software & Services 2.47%
Allen Systems Group, Inc.
50,000	10.50	11/15/16(b),(c)	33,000
Ceridian Corp.
50,000	11.00	03/15/21(b),(c)	55,500
Eagle Midco, Inc.
50,000	9.00	06/15/18(b),(c)	49,000
First Data Corp.
198,000	11.25	03/31/16	194,535
25,000	12.63	01/15/21	26,562
100,000	10.63	06/15/21(b),(c)	99,250
425,000	11.75	08/15/21	384,625
Global Generations Merger Sub, Inc.
250,000	11.00	12/15/20	277,500
iPayment, Inc.
75,000	10.25	05/15/18	61,875
VeriSign, Inc.

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Technology & Electronics (continued)
Software & Services (continued)
50,000	4.63	05/01/23(b),(c)	48,750

			1,230,597
Telecommunications Equipment 0.86%
Alcatel-Lucent USA, Inc.
250,000	6.50	01/15/28	188,750
100,000	6.45	03/15/29	76,250
CommScope Holding Co., Inc.
150,000	6.63	06/01/20	144,000
Sorenson Communications, Inc.
25,000	10.50	02/01/15(b),(c)	19,875

			428,875

Total Technology & Electronics			2,523,910
Telecommunication 9.39%
Telecom—Fixed Line 0.59%
EarthLink, Inc.
250,000	8.88	05/15/19	244,375
50,000	7.38	06/01/20(b),(c)	48,250

			292,625
Telecom—Integrated/Services 3.97%
CenturyLink, Inc.
25,000	5.63	04/01/20	25,375
25,000	5.80	03/15/22	24,813
350,000	7.60	09/15/39	334,250
Cincinnati Bell, Inc.
250,000	8.25	10/15/17	261,875
Equinix, Inc.
200,000	5.38	04/01/23	197,000
Frontier Communications Corp.
25,000	7.63	04/15/24	25,187
Intelsat Jackson Holdings SA
225,000	5.50	08/01/23	212,625

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Telecommunication (continued)
Telecom—Integrated/Services (continued)
Intelsat Luxembourg SA
25,000	6.75	06/01/18(b),(c)	25,312
100,000	8.13	06/01/23	103,625
Level 3 Financing, Inc.
25,000	8.63	07/15/20	26,719
Windstream Corp.
150,000	7.00	03/15/19	150,750
400,000	7.50	04/01/23	408,000
200,000	6.38	08/01/23	188,000

			1,983,531
Wireless Telecommunication Services 4.83%
Crown Castle International Corp.
75,000	8.38	08/15/17	84,563
50,000	5.25	01/15/23	48,188
Digicel Ltd.
250,000	6.00	04/15/21	236,875
Matterhorn Financing & CY SCA
EUR 100,000	9.00	04/15/19	126,585
MetroPCS Wireless, Inc.
75,000	6.25	04/01/21	76,594
375,000	6.63	04/01/23	382,969
NII Capital Corp.
50,000	10.00	08/15/16	48,750
175,000	8.88	12/15/19	149,625
125,000	7.63	04/01/21	98,437
NII International Telecom SCA
125,000	7.88	08/15/19	119,062
Sprint Capital Corp.
475,000	8.75	03/15/32	524,875
Wind Acquisition Holdings Finance SA
312,250	12.25	07/15/17	316,153

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Telecommunication (continued)
Wireless Telecommunication Services (continued)
200,000	6.50	04/30/20	199,500

			2,412,176

Total Telecommunication			4,688,332
Utility 3.01%
Electric Generation 2.65%
Calpine Corp.
100,000	7.50	02/15/21	107,250
Dynegy, Inc.
50,000	5.88	06/01/23(b),(c)	45,625
Edison Mission Energy
245,000	7.00	05/15/17	138,731
Energy Future Intermediate Holding Co., LLC
264,972	11.25	12/01/18	225,226
200,000	12.25	03/01/22	222,000
GenOn Energy, Inc.
400,000	9.50	10/15/18	446,000
50,000	9.88	10/15/20	55,250
NRG Energy, Inc.
50,000	6.63	03/15/23(b),(c)	50,250
Texas Competitive Electric Holdings Co., LLC
325,000	10.25	11/01/15	32,500

			1,322,832
Electric Integrated 0.36%
AES Corp.
50,000	8.00	10/15/17	56,500
25,000	4.88	05/15/23	23,375
Ameren Energy Generating Co.
100,000	7.00	04/15/18	82,750

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Utility (continued)
Electric Integrated (continued)
25,000	6.30	04/01/20	19,188

			181,813

Total Utility			1,504,645
Total Corporate Obligations (Cost $45,679,358)			44,957,621

Senior Term Loans 6.68%
Automotive 0.72%
Auto Parts & Equipments 0.72%
Exide Technologies, Inc.
288,269	9.00	12/31/14(b)	286,111
Tower Automotive Holdings USA
75,000	5.75	04/23/20(b)	75,375

Total Automotive			361,486
Basic Industry 0.10%
Chemicals 0.05%
US Coatings Acquisition, Inc.
24,938	4.75	02/01/20(b)	24,989

Metals & Mining Excluding Steel 0.05%
Murray Energy Corp.
25,000	4.75	05/24/19(b)	25,031

Total Basic Industry			50,020
Capital Goods 0.20%
Aerospace & Defense 0.20%
Silver II US Holdings, LLC
49,750	4.00	12/13/19(b)	49,466
TransDigm, Inc.
50,000	1.00	02/28/20(b),(e)	49,542

Total Capital Goods			99,008
Consumer Cyclical 0.30%
Food & Drug Retailers 0.05%
Rite Aid Corp.

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Cyclical (continued)
Food & Drug Retailers (continued)
24,937	4.00	02/21/20	24,956

Restaurants 0.25%
Seminole Hard Rock
50,000	3.50	05/15/20(b)	50,125
Seminole Tribe of Florida
75,000	3.00	04/29/20(b)	74,953

			125,078

Total Consumer Cyclical			150,034
Consumer Non-Cyclical 0.30%
Food-Wholesale 0.30%
Performance Food Group
75,000	6.25	11/29/19(b)	74,625
Pinnacle Foods Finance, LLC
74,813	3.25	04/29/20(b)	74,524

Total Consumer Non-Cyclical			149,149

Energy 0.60%
Energy Exploration & Production 0.15%
NFR Energy, LLC
75,000	8.75	12/31/18(b)	75,000

Oil Field Equipment & Services 0.45%
Pacific Drilling SA
25,000	4.50	06/04/18(b)	24,947
Stallion Oilfield Services, Ltd.
200,000	8.00	06/19/18(b)	200,250

			225,197

Total Energy			300,197
Financial Services 0.30%
Brokerage 0.20%
Knight Capital Group, Inc.

Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Financial Services (continued)
Brokerage (continued)
100,000	1.00	11/10/17(b),(e)	98,500

Investments & Misc Financial Services 0.10%
Orchard Acquisition Co., LLC
49,908	9.00	02/07/19(b)	49,409

Total Financial Services			147,909

Healthcare 0.30%
Pharmaceuticals 0.25%
Catalent Pharma Solutions, Inc.
50,000	6.50	12/29/17(b)	49,813
Valeant Pharmaceuticals International
75,000	1.00	06/24/20(b)	74,970

			124,783
Services 0.05%
Steward Health Care System, LLC
25,000	6.75	04/15/20(b)	25,179

Total Healthcare			149,962
Insurance 1.05%
Insurance Brokerage 1.05%
Lonestar International Super Holdings, LLC
500,000	11.00	09/02/19	525,000

Total Insurance			525,000
Media 1.03%
Diversified 0.10%
Weather Channel
50,000	1.00	12/11/20(b),(e)	50,625

Media Broadcast 0.20%
Univision Communications, Inc.
99,750	4.00	03/01/20(b)	98,058

Media Cable 0.15%
Virgin Media Investment Holdings

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media (continued)
Media Services 0.05%
75,000	3.50	06/07/20(b)	74,414

WMG Acquisition Corp.
25,000	3.75	07/01/20(b)	24,886

Printing & Publishing 0.53%
Clarke Amern Corp.
275,000	7.00	05/22/18(b)	265,031

Total Media			513,014
Services 1.09%
Airlines 0.05%
Continental Airlines, Inc.
25,000	4.00	04/01/19(b)	25,056

Building & Construction 0.05%
American Builders & Contractors Supply Co., Inc.
25,000	3.50	04/16/20(b)	24,866

Gaming 0.10%
Station Casinos, LLC
49,875	5.00	03/01/20(b)	49,975

Support Services 0.55%
Travelport, LLC
267,200	9.50	01/31/16(b)	274,882

Transportation Excluding Air & Rail 0.34%
Commercial Barge Line Co.
125,000	10.75	03/22/20(b)	120,625
State Class Tankers II, LLC
50,000	1.00	06/22/20(b),(e)	49,875
			170,500

Total Services			545,279
Technology & Electronics 0.20%
Electronics 0.20%
Eastman Kodak Co.
75,000	12.00	09/30/13(b)	75,338
Eze Castle Software, Inc.

Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Technology & Electronics (continued)
Electronics (continued)
25,000	4.75	03/29/20(b)	25,083

Total Technology & Electronics			100,421
Telecommunication 0.05%
Telecom—Fixed Line 0.05%
Lts Buyer, LLC
25,000	8.00	04/12/21(b)	25,010

Total Telecommunication			25,010
Utility 0.44%
Electric Generation 0.44%
Calpine Corp.
25,000	3.25	01/31/22(b)	24,803
TXU US Holdings Co.
275,000	4.73	10/10/17(b)	193,325

Total Utility			218,128
Total Senior Term Loans (Cost $3,345,264)			3,334,617

Preferred Stocks 0.71%

		Shares	Value ($)
Banking 0.71%
Ally Financial		1,429	341,171
GMAC Capital Trust I		550	14,327

Total Banking			355,498
Total Preferred Stocks (Cost $367,122)			355,498

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

Common Stock 0.19%
	Shares	Value ($)
Insurance 0.19%
Ambac Financial Group, Inc.	3,885	92,580

Total Insurance		92,580

Total Common Stock (Cost $53,183)		92,580

	Shares	Value ($)
Short-Term Investment 2.75%
State Street Institutional Liquid Reserve, 0.09% (f)	1,375,493	1,375,493

Total Short-Term Investment (Cost $1,375,493)		1,375,493

Total Investments 100.38% (Cost $50,820,420)		50,115,809

Liabilities less Other Assets (0.38%)		(189,202)

Net Assets 100.00%		49,926,607

(a)	Defaulted security.
(b)	Illiquid security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $3,388,576 or 6.79% of net assets.
(d)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(e)	Security purchased on a when-issued basis.
(f)	Yield as of June 30, 2013.

EUR — Euro Currency

For reporting purposes, industry classifications are combined in this sector diversification chart. For industry classifications, please see the Schedule of Investments.

Credit Quality Breakdown* June 30, 2013 S&P Ratings
BBB	0.56%
BBB-	2.49%
BB+	2.06%
BB	8.95%
BB-	7.26%
B+	12.21%
B	17.73%
B-	14.74%
CCC+	17.40%
CCC	4.38%
CCC-	2.36%
CC	0.45%
C	0.17%
D	0.76%
NR	5.74%
Short-Term Investment	2.74%

Total	100.00%

*	Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

NR — Not rated.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service.

Schedule of Investments (Unaudited)- High Yield Fund

as of June 30, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$44,957,621	$—	$44,957,621
Senior Term Loans	—	3,334,617	—	3,334,617
Preferred Stocks	42,773	312,725	—	355,498
Common Stocks	92,580	—	—	92,580
Short-Term Investment	—	1,375,493	—	1,375,493

Total Investments	$135,353	$49,980,456	$—	$50,115,809

There were no transfers between Level 1, 2, or 3 as of June 30, 2013, based upon the valuation input levels assigned to securities on purchase date.

Notes to Schedule of Investments (Unaudited)

A. Organization

Nomura Partners Funds, Inc. (originally incorporated as The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following eight series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, International Equity Fund, and High Yield Fund (each individually, a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act, except for India Fund, which is non-diversified. Effective December 27, 2012, the High Yield Fund commenced operations.

B. Summary of Significant Accounting Policies

The Funds’ schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedule of investments were issued, and has determined that, except as set forth in Note F, there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter (“OTC”), are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are priced based upon valuations provided by independent, third party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate NAVs, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Funds’ Fair Value Procedures.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of overseas markets but prior to the close of U.S. market. The Fair Value Procedures, therefore, include a procedure whereby foreign securities’ prices may be “fair valued” by an independent pricing service, in accordance with a valuation policy approved by the Board to take those factors into account. At June 30, 2013, foreign securities representing the following percentages of net assets of the Funds were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs within the valuation inputs disclosure on each Fund’s Schedule of Investments:

Funds
The Japan Fund	97.6%
Asia Pacific ex Japan Fund	82.6%
India Fund	96.0%
Greater China Fund	93.0%
Global Equity Income Fund	44.1%
Global Emerging Markets Fund	56.3%
International Equity Fund	58.9%
High Yield Fund	N/A

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day-to-day responsibility for fair value determinations to the Corporation’s Pricing and Fair Valuation Committee. Fair value determinations are subject to review, approval or ratification by the Board.

At June 30, 2013, the total value of securities held that were fair valued using methods determined in good faith by the Corporation’s Pricing and Fair Valuation Committee represented approximately 6.4% of the net assets of the Asia Pacific ex Japan Fund, 0.8% of the net assets of the India Fund, 9.8% of the net assets of the Global Emerging Markets Fund and 0.6% of the net assets of the High Yield Fund. These securities are classified as using Level 2 inputs within the valuation inputs disclosure on the Funds’ Schedule of Investments. At June 30, 2013, no other Funds had fair value determinations other than noted above.

There can be no assurance that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Fair Value Procedures will prevent dilution of a Fund’s NAV by short-term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between Levels based on valuations at the end of the reporting period. Each Fund may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no additional transfers between Level 1, 2, or 3 as of June 30, 2013, based on the valuation input Levels on September 30, 2012 for the Funds, other than what was disclosed following each Fund’s Schedule of Investments.

Real Estate Investment Trust. Each Fund is permitted to invest in real estate investment trusts (“REIT”s). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes. Participatory notes, which may be issued in various structures and may be designated by different terms, including, but not limited to, P-Notes and warrants, are instruments that derive their value from an underlying or referenced financial instrument, such as an equity share. Generally, non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to investors. Participatory notes are subject to both investment risk relating to the underlying or referenced financial instrument and credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based broker’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Security Transactions. Security Transactions are accounted for on the trade date.

C. Affiliated Holdings

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A., Inc. (“NAM USA”), the Funds’ investment advisor, or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended June 30, 2013 were as follows:

Affiliated Fund Name	Balance of Shares Held at 09/30/2012	Gross Additions	Gross Reductions	Balance of Shares Held at 06/30/2013	Value at 06/30/2013	Dividend Income	Realized Capital Gain/ Loss
International Equity Fund:
Asia Pacific ex Japan Fund—Institutional Shares	50,062	$6,899	$—	50,516	$732,474	$6,899	$—
The Japan Fund—Institutional Shares	150,571	18,851	(418,517)	113,000	1,278,035	18,851	73,403

Total	200,633	$25,750	$(418,517)	163,516	$2,010,509	$25,750	$73,403

D. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at June 30, 2013 consists of:

Funds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*	Tax Cost
The Japan Fund	$43,388,385	$(2,314,126)	$41,074,259	$129,827,249
Asia Pacific ex Japan Fund	1,764,639	(396,494)	1,368,145	7,548,202
India Fund	940,200	(398,484)	541,716	6,110,921
Greater China Fund	948,624	(192,950)	755,674	4,702,272
Global Equity Income Fund	1,565,254	(98,176)	1,467,078	5,535,004
Global Emerging Markets Fund	2,221,182	(1,220,396)	1,000,786	14,402,837
International Equity Fund	1,184,523	(232,229)	952,294	5,476,565
High Yield Fund	394,347	(1,098,958)	(704,611)	50,820,420

*	Does not include unrealized appreciation/depreciation on currency.

E. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in a Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in affiliated holdings to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If a Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

High Yield Bonds Risk. A Fund’s investment in high yield bonds (also known as junk bonds) will subject the Fund to greater levels of credit and liquidity risks than funds that invest in higher rated securities. While offering greater opportunity for higher yields and capital growth, high yield bonds usually are subject to greater price volatility and may be less liquid than higher rated securities. An economic downturn or period of rising interest rates may adversely affect the market for these securities (see “Inflation Risk” below) and reduce a Fund’s ability to sell these securities (see “Liquidity Risk” below). These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal (see “Credit/ Default Risk” below) and may be issued by companies that are highly leveraged, less creditworthy or financially distressed (see “Distressed Securities Risk” below). These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in a Fund unless you are willing to assume the greater risk associated with high yield bonds.

Inflation (Interest Rate) Risk. Generally, high yield bonds will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the high yield bonds will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term high yield bonds than shorter-term high yield bonds. In addition, during periods of declining interest rates, the issuers of high yield bonds held by a Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as “Prepayment Risk” and may reduce a Fund’s income. Variable and floating rate securities are less sensitive to market interest rate changes, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities generally will not increase in value if interest rates decline. A decrease in market interest rates may adversely affect the income a Fund receives from such securities and the net asset value of the Fund’s shares.

Liquidity Risk. Certain securities that are thinly traded or that otherwise might not be easily disposed in the course of regular trading may be deemed to be illiquid securities. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, a Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. A Fund may invest up to 15% of its assets in illiquid securities.

Credit/Default Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or repay principal, a Fund’s income or share value may be reduced. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Distressed Securities Risk. Investing in distressed securities is speculative and involves significant risks. Distressed securities may be the subject of bankruptcy proceedings or in default as to the repayment of principal and/or interest or rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch). Distressed securities frequently do not produce income and may require a Fund to bear certain extraordinary expenses in order to protect and recover its investment.

Please refer to the prospectus for a complete description of risks associated with the Funds.

F. Subsequent Event

On August 13, 2013, the Board of Directors of the Funds approved a plan to liquidate the India Fund, the Greater China Fund and the International Equity Fund effective on or about September 27, 2013.

Item 2.	Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer
Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer
Date: August 28, 2013

By (Signature and Title)*	/s/ William C. Cox
William C. Cox
Treasurer and
Principal Financial Officer
Date: August 28, 2013

*	Print the name and title of each signing officer under his or her signature.